ANNUAL REPORT
                             December 31, 1995





                         TIFF INVESTMENT PROGRAM

                   Investment management for foundations






                         LETTER FROM THE PRESIDENT

                    							February 29, 1996


Dear TIP Member:

	We are pleased to present the Annual Report to Members of the TIFF Investment
Program, Inc. (TIP).  As you know, TIP is a family of multi-manager, commingled funds open exclusively to private and community foundations and other 501(c)(3)
organizations.

	TIP administers six Funds at present: Multi-Asset, International Equity, Emerging Markets, U.S. Equity, Bond, and Short-Term. All of TIP's Funds enable member foundations to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to also delegate to TIP responsibility for the all-important task of asset allocation. A seventh Fund, the TIFF Global Equity Fund, will commence operations as soon as adequate capital commitments have been received.

	We are very gratified by the favorable reception that TIP has received from the not-for-profit community.  We are engaged in active discussions with numerous organizations throughout the United States that have expressed interest in learning more about TIP, and would welcome the opportunity to discuss this exciting new initiative with other eligible investors.

	For further information about the TIFF Investment Program, please call us at
800-984-0084.

							Sincerely,


   /s/ David A. Salem
							David A. Salem
							President



                                CONTENTS




TIFF MULTI-ASSET FUND
     PERFORMANCE GRAPH                                      	 1
     STATEMENT OF NET ASSETS 	                                3


TIFF INTERNATIONAL EQUITY FUND
     PERFORMANCE GRAPH                                     	 11
     STATEMENT OF NET ASSETS 	                               13


TIFF EMERGING MARKETS FUND
     PERFORMANCE GRAPH                                     	 24
     STATEMENT OF NET ASSETS 	                               26


TIFF U.S. EQUITY FUND
     PERFORMANCE GRAPH                                     	 40
     STATEMENT OF NET ASSETS 	                               42


TIFF BOND FUND
     PERFORMANCE GRAPH                                     	 56
     STATEMENT OF NET ASSETS                               	 58


TIFF SHORT-TERM FUND
     PERFORMANCE GRAPH                                      	64
     STATEMENT OF NET ASSETS                                	66


STATEMENT OF OPERATIONS                                     	68


STATEMENT OF CHANGES IN NET ASSETS                          	71


FINANCIAL HIGHLIGHTS                                        	74


NOTES TO FINANCIAL STATEMENTS                               	77




TIFF MULTI-ASSET FUND
                                                         December 31, 1995


GRAPH: Comparison of change in value of $10,000 investment in TIFF Multi-Asset
       Fund and the Multi-Asset constructed Index. This graph is a x-y line graph, with x being the date (starting at 3/31/95 and ending at 12/31/95) and y being the value.


Policy Considerations: All TIFF Funds enable Members to delegate to TIP responsibility for the time-intensive tasks of selecting money managers and other vendors. The Multi-Asset Fund goes beyond this by providing Members with an opportunity to delegate responsibility for asset allocation also. The Fund's objective is to produce a five percent inflation-adjusted return with sufficient consistency to induce its holders to "stay the course": to adhere to investment policies that comport better with their goal of preserving endowment purchasing power than do policies that place more emphasis on controlling short-term volatility. The Fund seeks to outperform its benchmark through three means: (1) active security selection within asset class segments; (2) periodic shifting of assets among these segments; and (3) judicious use of other commingled investment vehicles. The first and second tools are wielded not by TIP's directors but rather by outside money managers that they select. Some of these managers are specialists chosen for their perceived ability to add value within a specific segment (e.g., Wellington serves as the Fund's resource-related equities specialist). Other managers are generalists that seek to outperform their benchmarks through both asset allocation shifts and active security selection (e.g., Bee, Shilling, and TCW). The reasons underlying the Fund's use of other commingled vehicles are discussed in a brochure about the Fund that is available upon request.

Performance Evaluation: The Fund has generated a 13.9% return net of fees since inception, a pace slightly in excess of the Constructed Index that serves as its primary performance benchmark and considerably in excess of its long-term aim of generating 5% or higher inflation-adjusted returns per annum. Interestingly, the Fund has outperformed its benchmark despite a material underweighting in U.S. stocks, which have been the best performing asset class of those in which the Fund primarily invests. This underweighting, which persists, is the product of strategic decisions by the Fund's managers, most of whom have outperformed their specific benchmarks. Happily, the performance drag caused by the underweighting in U.S. stocks has been more than offset by relative gains on the Fund's position in longer-maturity bonds - a position that was trimmed toward year-end. The only material policy tilt initiated by the cooperative's directors to date is the bias in favor of natural resource-related stocks.


Investment Performance (For Periods Ended December 31, 1995)


                                       Total Return Since
                                           Inception
                                           (3/31/95)

TIFF Multi-Asset Fund                       13.87%

Constructed Index*                          13.55%


*	25% Wilshire 5000; 30% MSCI All Country World ex U.S.; 15% Merrill Lynch
	Treasury Bill Index + 5% per annum; 10% MSCI Global Resource-Related Index;
	and 15% Lehman Aggregate Bond



TIFF MULTI-ASSET FUND- STATEMENT OF NET ASSETS
                                                             December 31,1995



                                               Shares                Value+
Long-Term Investments - 92.4%

Common Stock - 43.6%

U.S. Common Stock - 21.3%

Aerospace - 0.0% +++
Sundstrand Corp.                                600           $      42,225

Chemicals - 1.2%
IMC Global, Inc.                             21,600                 882,900
The Carbide/Graphite Group, Inc.*            13,100                 188,312
     Total                                                        1,071,212

Computers - 0.4%
Pyxis Corp. *                                23,000                 336,375

Construction - 2.1%
Fleetwood Enterprises, Inc.                  15,600                 401,700
J. Ray McDermott, SA*                        24,000                 429,000
Oakwood Homes Corp.                           9,800                 376,075
U.S. Delivery Systems, Inc. *                25,700                 745,300
 Total                                                            1,952,075

Electronics - 2.0%
Catalina Lighting, Inc.*                    100,000                 487,500
Holophane Corp.*                             34,500                 750,375
PacifiCorp (a)                               19,500                 414,375
Teco Energy, Inc.                             8,200                 210,125
 Total                                                            1,862,375

Energy - 0.8%
Enron Corp.                                  19,900                 758,688

Environmental Management - 0.3%
Layne, Inc. *                                23,100                 259,875

Machinery - 2.1%
AGCO Corp.                                   14,500                 739,500
Case Corp.                                    8,700                 398,025
Deere & Co.                                  22,300                 786,075
    Total                                                         1,923,600

Metals - 2.2%
Agnico-Eagle Mines Ltd. (a)                  15,000                 189,375
Algoma Steel, Inc.*                          66,000                 247,500
Alumax, Inc.*                                 7,000                 214,375
Aluminum Company of America                   8,000                 423,000
J & L Specialty Steel, Inc.                  15,000                 281,250
Phelps Dodge Corp.                            9,100                 566,475
Santa Fe Pacific Gold Corp.                  13,000                 157,625
    Total                                                         2,079,600

Mining - 0.3%
Newmont Mining Corp.                          7,000                 316,750

Motor Vehicles - 0.4%
General Motors Corp. - Class H                7,700                 378,263

Oil/Gas Exploration - 2.2%
Apache Corp.                                  6,000                 177,000
Noble Affiliates, Inc.                       18,000                 537,750
Noble Drilling Corp.*                        30,000                 270,000
Oryx Energy Co.*                             36,000                 481,500
Pogo Producing Co.                           12,500                 353,125
Santa Fe Energy Resources, Inc.*             20,000                 192,500
    Total                                                         2,011,875

Oil Services - 3.2%
Anadarko Petroleum Corp.                      5,000                 270,625
Baker Hughes, Inc.                           20,000                 485,000
BJ Services Co.*                              8,500                 246,500
Camco International, Inc.                     9,500                 266,000
Enron Oil & Gas Co.                           3,900                  93,600
Imperial Oil Ltd.                            10,000                 361,250
McMoran Oil & Gas Co.*                       60,000                 206,250
Tom Brown, Inc.*                             15,000                 219,375
Tuboscope Vetco International Corp.*         60,000                 341,250
Union Texas Petroleum Holdings, Inc.         10,000                 193,750
Vastar Resources, Inc.                        8,000                 254,000
    Total                                                         2,937,600

Publishing - 0.4%
Westvaco Corp.                               15,000                 416,250

Real Estate - 0.4%
Clayton Homes, Inc.                          17,875                 382,078

Retail Outlet - 0.8%
Bon-Ton Stores, Inc. (The)*                  45,000                 225,000
Easco, Inc.                                  56,000                 483,000
    Total                                                           708,000

Telecommunications - 2.5%
AT & T Corp.                                 11,600                 751,100
Pacific Telesis Group                        24,000                 807,000
USCI, Inc.*                                  73,250                 723,343
    Total                                                         2,281,443

     Total U.S. Common Stock (Cost - $18,933,629)                19,718,284

Foreign Common Stock - 22.3%

Austria - 0.4%
Vogel & Noot Waermetechnik AG*               15,850                 354,533

Canada - 5.0%
Alberta Energy Co. Ltd. (a)*                 30,000                 480,000
Anderson Exploration Ltd.*                   33,460                 340,240
Barrick Gold Corp.                           15,000                 395,625
Canadian Natural Resources Ltd.*             14,000                 205,202
Chauvco Resources Ltd. - Class A*            20,000                 179,552
Franco-Nevada Mining Ltd.*                    3,000                 175,339
Memotec Communications, Inc.*                95,000                 800,660
Nowsco Well Service Ltd.                     33,500                 418,750
PanCanadian Petroleum Ltd.                    5,500                 214,639
Placer Dome, Inc.                            11,000                 265,375
Potash Corp. of Saskatchewan, Inc.           11,600                 822,150
Talisman Energy, Inc.*                       17,000                 344,174
    Total                                                         4,641,706

Finland - 0.6%
Benefon OY*                                  22,000                 547,617

France - 1.3%
Equipements et Composants pour Industrie
Automobile                                    6,000                 635,843
Total Compagnie Francaise des
Petroles SA - ADR                            13,173                 447,882
Usinor Sacilor SA*                            6,800                  90,076
     Total                                                        1,173,801
Germany - 0.5%
Commerzbank AG                                1,900                 450,105

Hong Kong - 1.4%
Hung Hing Printing Group                   2,400,000                577,341
Sinocan Holdings Ltd.                      2,125,000                755,788
     Total                                                        1,333,129

Indonesia - 0.3%
PT Kedaung Indah Can                         462,500                298,681

Italy - 2.1%
Fila Holding SpA - ADR                         9,000                409,500
Industria Macchine Automatic SpA*             70,000                473,033
Safilo SpA                                    81,000              1,051,250
     Total                                                        1,933,783

Japan - 3.0%
Chugoku Bank Ltd.                             23,000                396,705
Kato Denki Ltd. (a)                           14,500                376,550
Mitsumi Electric Co. Ltd. (a)                 21,000                506,687
Ono Pharmaceutical Ltd.                       10,000                384,690
Yamada Denki Ltd.                             24,000                627,907
Yamanouchi Pharmaceutical Ltd.                20,000                441,860
    Total                                                         2,734,399

Netherlands - 0.7%
Van Melle NV*                                 10,000                687,285

Norway - 0.8%
Kverneland Gruppen AS                         39,600                768,195

Singapore - 0.9%
Electronic Resources Ltd.                    914,000                840,311

Spain - 0.5%
Repsol SA - ADR (a)                           15,000                493,125

Sweden - 1.0%
IRO AB*                                       70,000                734,362
Skane Gripen AB - Series B                    20,000                190,194
    Total                                                           924,556

Thailand - 1.2%
Siam City Bank Ltd.                          500,000                501,390
Thai Theparos Food Products Ltd.*            170,000                600,874
   Total                                                          1,102,264

United Kingdom - 2.6%
British Gas p.l.c. - ADR                      10,600                414,725
British Steel p.l.c. - ADR                     8,000                205,000
JBA Holdings p.l.c.                          175,000              1,061,819
Powerscreen International p.l.c.              90,000                540,492
Premier Oil p.l.c.*                          400,000                166,040
    Total                                                         2,388,076

    Total Foreign Common Stock (Cost - $18,347,867)             20,,671,566

    Total Common Stock (Cost - $37,281,496)                      40,389,850

Commingled Investment Vehicles - 34.4%
Euro-Partners Arbitrage Fund (PFIC)            2,077              3,048,148
Farallon Capital Partners Limited Partnership  4,338              4,831,618
GMO Currency Hedged International Bond Fund  462,585              4,982,037
GMO Emerging Country Debt Fund               139,699              1,578,596
Highbridge Capital Corp. (PFIC)                1,255              1,921,231
Petroleum & Resources Corp.                   39,900              1,127,175
TCW Core Equity Fund                         230,125              3,168,822
TCW Emerging Markets Fund                    201,946              1,502,477
TCW Galileo Earnings Momentum Fund           159,544              1,930,478
TCW Galileo High Grade Bond Fund             112,995              1,108,479
TCW Galileo Long-Term Mortgage
   Securities Fund                           251,717              2,464,314
TCW Small Cap Growth Fund                    139,092              2,012,665
Thematic Investment Partners
   Limited Partnership                         1,000                969,414
Vega Offshore Fund (PFIC)                     10,364              1,181,751
   Total Commingled Investment
   Vehicles (Cost - $30,781,230)                                 31,827,205

Real Estate Investment Trusts - 2.7%
Avalon Properties, Inc.                       40,000                860,000
Camden Property Trust                         18,700                446,463
Equity Residential Properties Trust           13,600                416,500
National Golf Properties, Inc.                35,000                800,625
   Total Real Estate Investment
   Trusts (Cost - $2,324,196)                                     2,523,588

Preferred Stock - 1.7%
Sto AG - O.S. Vorzugs (Germany)                1,300                654,088
Wolford AG (Austria) (a)*                      6,000                948,404
   Total Preferred Stock (Cost - $1,379,077)                      1,602,492


                                                Shares              Value+

                                              Face Amount

U.S. Treasury Securities - 10.0%
U.S. Treasury Note, 5.625% due 11/30/00 (a)  $  1,300,000       $  1,313,000
U.S. Treasury Note, 5.875% due 11/15/05 (a)     3,900,000          3,987,750
U.S. Treasury Bond, 6.875% due 8/15/25 (a)      3,500,000          3,948,438
   Total U.S. Treasury
   Securities (Cost - $9,144,201)                                  9,249,188

   Total Long-Term
   Investments (Cost - $80,910,200)                               85,592,323

Short-Term Investments - 21.5%

U.S. Treasury Securities - 0.3% #
U.S. Treasury Bill, 5.250% due 3/14/96  ++         75,000             74,040
U.S. Treasury Bill, 5.170% due 6/6/96  ++         200,000            195,675
    Total U.S. Treasury
    Securities (Cost - $268,953)                                     269,715

Other Short-Term Investments - 21.2%
Bank of Boston (Nassau)
  Time Deposit, 4.810% due 1/2/96 (b)            4,397,773         4,397,773
Bank of Ireland (Cayman)
  Time Deposit, 4.830% due 1/2/96 (b)            4,148,236         4,148,236
First Union Time
  Deposit (Nassau), 5.813% due 1/2/96 (b)        4,000,000         4,000,000
Investors Bank & Trust Company Repurchase
  Agreement, 5.450% due 1/2/96; Issued
  12/29/95 (Collateralized by $8,963,404
  FNMA Note, 8.000% due 10/1/23 with a
  market value of $9,193,100)                    7,074,671         7,074,671
    Total Other Short-Term
    Investments (Cost - $19,620,680)                              19,620,680

    Total Short-Term
    Investments (Cost - $19,889,633)                              19,890,395

    Total Investments - 113.9%
    (Cost - $100,799,833)                                        105,482,718

Other Assets and Liabilities - (13.9%)
Deposit with broker for securities sold short                      5,077,660
Receivable for forward currency contracts                          3,564,193
Receivables for securities sold                                      974,785
Receivable for securities sold short                               1,111,523
Other assets                                                         946,305
Payable for forward currency contracts                            (3,595,693)
Market value of securities sold
  short (Proceeds - $6,274,704 )                                  (6,188,826)
Payable for collateral on loaned securities                      (12,546,009)
Other accrued expenses and liabilities                            (2,196,953)
    Other assets and liabilities, net                            (12,853,015)


Net Assets - 100.0%
Applicable to 8,324,154 outstanding
  $.001 par value shares
 (authorized 500,000,000 shares)                               $  92,629,703

Net asset value per share                                      $       11.13

Components of Net Assets as of
December 31, 1995 were as follows:
Capital stock at par value ($.001)                             $       8,324
Capital stock in excess of par value                              86,300,229
Undistributed net investment income                                  161,258
Accumulated net realized gain on investments,
  financial futures and options contracts,
  short sales and foreign currency-related
  transactions                                                     1,305,050
Net unrealized appreciation on investments,
  financial futures contracts,
  short sales and on assets and liabilites
  denominated in foreign currency                                  4,854,842
     Net Assets                                                $  92,629,703

Short Portfolio - (6.7%)                           Shares           Value+

U.S. Common Stock - (5.8%)

Container - (0.4%)
Temple-Inland, Inc.                                 8,800       $    388,300

Financial - (3.7%)
Advanta Corp. - Class A                             9,400            359,550
Charles Schwab Corp.                               42,700            859,338
First USA, Inc.                                    15,700            696,687
MBNA Corp.                                         10,200            376,125
Money Store (The), Inc.                            22,000            343,750
Salomon, Inc.                                      21,400            759,700
    Total                                                          3,395,150

Motor Vehicles - (1.3%)
Arvin Industries, Inc.                             48,000            792,000
Hayes Wheels International, Inc.                   15,100            386,938
    Total                                                          1,178,938

Paper - (0.4%)
Willamette Industries, Inc.                         6,900            388,125

    Total U.S. Common Stock (Cost - $5,465,171)                    5,350,513


Foreign Common Stock - (0.9%)

Mexico - (0.9%)
Telefonos de Mexico SA - ADR                       26,300       $   838,313
    Total Foreign Common Stock (Cost - $809,533)

    Total Short Portfolio (Cost - $6,274,704)                   $  6,188,826


* Non-income producing security
+ See Note 2 to the Financial Statements
++ Assets currently held in a segregated account as collateral for financial futures contracts.
+++ Rounds to less than 0.0%.
# Interest rate represents yield to maturity at the time of purchase.

(a) Security position (or a portion of this security position) is out on loan at December 31, 1995.
(b) Collateral received for securities on loan at December 31, 1995 reinvested as cash equivalents.
PFIC Passive Foreign Investment Company


    See Notes to the Financial Statements



TIFF INTERNATIONAL EQUITY FUND
                                                             December 31, 1995

GRAPH: Comparison of change in value of $10,000 investment in TIFF International
       Equity Fund and the MSCI All Country World Ex US Stock Index. This is an x-y line graph with x being the date (starting at 5/31/94 and ending at 12/31/950 and y being the value of the Fund and the Index.

Policy Considerations: The Fund is designed as a core vehicle for that portion of a Member's assets committed to foreign stocks. Its benchmark comprises virtually all non-U.S. stock markets. The vast size of this opportunity set translates into potentially higher long-term returns for international (or global) portfolios than for strictly domestic ones, reinforcing the case for a material commitment by long-term investors to non-U.S. stocks. The Fund is widely diversified across countries and currencies, and the addition at quarter's end of a manager specializing in mostly smaller capitalization stocks (Bee & Associates) will increase the Fund's diversification across capitalization sectors and issues. In an effort to limit currency losses should the dollar continue strengthening, the Fund's managers have hedged a portion of the Fund's foreign currency exposure, boosting the Fund's effective U.S. dollar exposure to 23.8%: 6% via hedges, and the remainder via holdings denominated in currencies that are linked to the dollar. The Fund's year-end cash position of 5% is misleadingly high: it reflects recent cash inflows that, due to poor liquidity in foreign bourses at year-end, the Fund's managers elected not to invest immediately, either directly or via derivatives. As is true of all TIFF Funds, the International Equity Fund sometimes employs derivatives to transmute cash into securities of the type represented in the Fund's benchmark, as well as to hedge currency risk.


Performance Evaluation: The Fund underperformed the MSCI All Country World ex US Index (its primary benchmark) by 0.6% this quarter, reducing its cumulative edge over the Index to 1.3% since inception (11.0% vs. 9.7%). As has been true since the Fund's inception, the Fund exited the fourth quarter of 1995 with an underweighting in Japanese stocks, a bias that hampered returns, with Japanese stocks rising 5.1%. The Fund remains overweighted in European stocks, reflecting both tactical choices by the Fund's three principal managers (Marathon, Harding Loevner, and Delaware) and the Board's decision to employ Consuelo Brooke of Mercury Asset Management, who focuses on European companies only. Since inception, all but one of the Fund's managers have outperformed their benchmarks, with Ms. Brooke's portfolio performing especially well.


Investment Performance (For Periods Ended December 31, 1995)


                                            		 Total Return

   	                 	       For the Year      	Since	        Since Inception
                              		Ended         Inception 	      (Annualized)
                             		(12/31/95)     (5/31/94)        	(5/31/94)

	TIFF International Equity Fund  	9.85%         11.03%           	6.82%

	MSCI World Ex-US Index          	8.52%         	9.73%           	6.03%



TIFF INTERNATIONAL EQUITY FUND-STATEMENT OF NET ASSETS
                                                            December 31, 1995

                                                    Shares            Value
Long-Term Investments - 89.8%

Common Stock - 82.6%

Argentina - 0.4%
Quilmes Industrial SA	                              	37,000 	  	$    577,200

Australia - 3.9%
Australia and New Zealand Banking Group Ltd.	      	232,907       	1,093,561
Australian National Industries Ltd.		               452,080         	336,393
CSR Ltd.                                          		165,191        		538,384
Eastern Aluminum Ltd.	                             	116,000         		94,947
Elders Australia Ltd.	                              	41,600         		52,932
Gio Australian Holdings Ltd.                       	191,847 	        446,818
National Australia Bank Ltd.	                       	62,429         	562,086
North Ltd.		                                         78,424         	218,832
Pacific Dunlop Ltd.		                               178,020        		417,264
Pasminco Ltd.		                                     320,000        		392,885
QNI Ltd.	                                          	178,000        		376,157
Renison Goldfields Consolidated Ltd.		              117,498        		585,783
Santos Ltd.		                                       200,000        		584,863
Wesfarmers Ltd.		                                    68,554        		420,331
	   Total	                                                       		6,121,236

Austria - 0.2%
BWT AG	                                                	950         		97,748
Mayr-Melnhof Karton AG		                              2,500 	       	125,510
Vogel & Noot Waermetechnik AG*	                      	2,000         		44,736
   	Total	                                                         		267,994

Belgium - 0.8%
Electrabel SA		                                       3,000        		714,772
G.I.B. Holdings Ltd.		                               10,400        		457,345
	   Total	                                                       		1,172,117

Bermuda - 0.4%
PartnerRe Ltd. (c)		                                 20,000        		550,000

Canada - 1.5%
British Columbia Telecom, Inc.		                     25,500        		467,204
Imperial Oil Ltd.		                                  32,400      		1,170,450
Noranda, Inc.		                                      15,000        		309,179
Rogers Communications, Inc. - Class B*		             30,000        		335,288
   	Total                                                       			2,282,121

Denmark - 0.3%
Bang & Olufsen Holding AS - Series B		                6,000 		       185,165
Coloplast AS - Class B		                              2,500        		221,413
   	Total                                                         			406,578

Finland - 0.7%
Kansallis-Osake-Pankki OY*                          	76,100         		63,142
Nokia AB		                                            8,400        		325,252
Outokumpo OY		                                       18,800        		298,977
Unitas Bank Ltd. - Class A*		                       172,000        		436,065
	   Total	                                                       		1,123,436

France - 6.6%
ADA	                                                 	3,000        		141,162
Alcatel Alsthom		                                     5,451        		470,829
AXA Co.	                                             	6,775        		457,396
Banque National de Paris		                            8,053        		363,934
Boiron SA	                                             	725         		70,898
But SA		                                              5,000        		271,071
Carrefour Supermarche	                                 	600        		364,689
Cipe France SA		                                      3,825        		230,063
Clarins		                                             3,371        		321,376
Coflexip - ADR		                                     28,500         	537,938
Compagnie de Saint-Gobain		                           2,700        		294,967
Dollfus-Mieg & Cie		                                  1,500         		61,344
Elf Aquitaine		                                       7,427         	548,211
Emin-Leydier		                                        1,775        		144,891
Financiere et Industrielle Gaz et Eaux		              2,489        		865,651
Grand Optical Photoservice		                          3,000        		293,372
IDIA		                                               24,000        		981,014
Lectra Systemes*		                                   80,000        		135,025
M6 Metropole Television		                             2,000        		168,576
Moulinex*		                                          20,000        		274,141
NRJ SA		                                              2,000        		202,128
Pechiney SA		                                         9,300        		323,065
Pechiney SA - A Shares*		                             1,672         		58,082
Primagaz Cie		                                       19,900      		1,583,695
Sidel SA		                                            1,100        		343,412
Societe Television Francaise 1                        		178         		19,118
Ste. Guilbert SA		                                    2,500        		294,088
Union Financiere de France Banque SA		                1,600        		133,552
Usinor Sacilor*		                                    25,400        		336,467
   	Total	                                                      		10,290,155

Germany - 4.4%
Bayer AG		                                            1,330        		351,785
Bayerische Mototen Werke (BMW) AG		                     500        		180,992
Buderus AG		                                            800 		       311,950
Deutsche Bank AG		                                   23,700      		1,125,708
Hochtief AG		                                         1,776        		759,547
Kiekert AG*		                                         5,000        		297,694
Leifheit AG		                                         3,200        		140,881
Linde AG                                            		1,878      		1,098,454
Mannesmann AG		                                         600 	       	191,488
Marschollek, Lautenschlaeger Und Partner AG		           210        		150,419
Muenchener Rueckversicherung AG		                       272        		593,040
Rhoen-Klinikum AG		                                   1,620        		160,755
Rhoen-Klinikum AG - Vorzugsakt		                        720 	        	62,893
RWE AG		                                              1,150        		417,890
SGL Carbon AG*		                                      3,000        		232,704
Siemens AG		                                            750        		411,426
VEBA AG		                                             5,000        		212,788
Wella Aktiengesellschaft AG		                           300        		162,893
    	Total                                                      			6,863,307

Hong Kong - 2.6%
Hong Kong Electric Holdings Ltd.		                  130,000 	       	426,216
Hong Kong Telecommunications Ltd.		                 182,000        		324,832
Hutchison Whampoa Ltd.		                            350,000      		2,132,048
Johnson Electric Holdings Ltd.		                    325,000        		580,057
Television Broadcasts Ltd.		                        150,000 	       	534,467
	   Total		                                                       	3,997,620

India - 0.0% ++
Shiriram Industries - GDR                           		2,000         		22,500
   	Total

Indonesia - 0.6%
PT Bank International Indonesia		                    75,000        		248,741
PT Citra Marga Nusaphala Persada		                  180,000        		169,440
PT Wicaksana		                                      190,000        		507,443
   	Total                                                         			925,624

Ireland - 0.6%
Greencore Group p.l.c.		                             37,000        		323,023
Irish Continental Group p.l.c.		                     20,000        		150,579
Jefferson Smurfit Group		                            47,500        		113,374
Waterford Wedgewood Units                          		80,000         		76,891
Unidare p.l.c.		                                     50,000        		216,257
   	Total		                                                         	880,124

Italy - 1.6%
Banca Popolare Commercio e Industria		               14,000        		160,831
Bulgari SpA*		                                       46,000 		       393,501
Editoriale la Repubblica SpA*	                      	35,000         		31,388
Fila Holding SpA - ADR		                              5,000        		227,500
Gabetti Holding SpA*		                               22,000         		15,978
Gucci Group NV - NY Regular Shares*	                 	2,300         		89,413
Industrie Natuzzi SpA - ADR		                        15,600        		707,850
Olivetti Group* (c)		                               684,250        		554,868
Stet D Risp Non-Convertible		                       110,300        		225,420
   	Total	                                                       		2,406,749

Japan - 20.4%
Amano Corp.		                                        24,000        		302,326
Brother Industries Ltd.		                            80,000        		434,884
Canon Sales Co., Inc. (c)		                          39,900      		1,063,227
Canon, Inc. (c)		                                    85,000      		1,540,213
Chiyoda Fire & Marine Insurance Co.	                	60,000        		343,023
Dai Nippon Printing Co. Ltd.		                       36,000        		610,465
Dainippon Screen Manufacturing Co. Ltd.*		           14,000        		122,907
Daishinku (c)		                                      26,000        		292,248
Eisai Co. Ltd.		                                     28,000        		491,085
Fijitsu Denso		                                      15,120        		486,419
Fuji Oil		                                           44,000        		311,240
Fuji Photo Film		                                    24,000        		693,023
Fujitsu Ltd.		                                       48,000        		534,884
Futaba Corp.		                                        8,000        		366,667
Gakken*		                                            66,000        		434,884
Heiwa                                              		16,000        		417,054
Hitachi Ltd.		                                       51,000        		513,953
Honda Motor Co. Ltd.		                               52,000      		1,073,256
Intec	                                              	10,000        		170,543
Ito-Yokado Co.	                                     	26,000      		1,602,328
Kanematsu Corp.		                                   100,000        		390,504
Kao Corp.		                                          48,000        		595,349
Kawasho*		                                           74,000        		309,767
Koa Oil Co. Ltd.		                                   38,000        		330,291
Konica Corp.		                                       24,000        		173,953
Kyocera Corp.		                                      10,000        		743,217
Kyokuto Boeki		                                      28,000        		246,899
Matsushita Electric Industries Co.		                 30,000        		488,372
Mitsubishi Heavy Industries Ltd.		                  179,000      		1,427,490
Mitsui & Co.		                                      132,000      		1,158,837
Mitsui Fudosan		                                     12,000        		147,674
Mitsui Warehouse Co. Ltd.		                          28,000        		224,651
Namco (c)		                                          16,000        		533,333
Nichimo (Builder)		                                  50,000        		218,992
Nippon Suisan Kaisha Ltd.*		                         84,000        		347,558
Nippon Telegraph and Telephone Corp.		                   86 	       	695,833
Nippondenso Co. Ltd. (c)		                           68,000  		    1,271,705
Nomura Securities Co. Ltd.		                         42,000        		915,697
Sankyo Seiko		                                       36,000        		327,907
Sansin Electronics Co. Ltd. (c)		                    32,000        		539,535
Sanwa Bank Ltd.		                                    30,000        		610,465
Showa Aircraft Industry		                            11,000        		117,248
Sintokogio		                                         34,000        		296,512
Sony Corp.		                                         10,000        		599,806
Sony Music Entertainment, Inc.		                      8,000        		418,605
Sumitomo Realty & Development		                      58,000        		410,271
Sumitomo Rubber Industries (c)		                     58,000        		484,457
Sumitomo Sitix Corp. (c)		                           42,000        		765,116
Sumitomo Trust & Banking		                           56,000        		792,248
Tanabe Seiyaku		                                     26,000        		187,190
Toda Construction Co.		                              22,000        		190,795
Toho Co.		                                            1,320        		211,047
Tokyo Broadcasting System		                          34,000        		560,078
UBE Industries Ltd.		                                13,000         		49,128
Wacoal Corp.		                                       46,000        		624,031
Yamaha Corp.		                                       46,000        		829,070
Yamaha Motor Co. Ltd.	                              	62,000        		552,713
Yamazaki Baking Co. Ltd.		                           22,000        		409,302
Yasuda Fire & Marine Insurance		                     78,000        		551,744
Yushiro Chemical Industry		                          20,000        		181,395
   	Total		                                                      	31,733,414

Malaysia - 2.7%
Carsberg AS                                        		46,000        		215,580
Nestle (Malaysia) Berhad		                           88,000        		644,612
Nylex (Malaysia) Berhad		                           330,000      		1,000,709
Resorts World Berhad		                               40,000        		214,241
Sime Darby Berhad		                                 701,800      		1,865,608
United Engineers (Malaysia) Ltd.		                   44,000        		280,718
   	Total	                                                       		4,221,468

Mexico - 0.8%
Grupo Financiero Banamex Accival, SA de CV		        168,000        		280,140
Grupo Televisa - GDR (c)		                           20,700        		465,750
Telefonos de Mexico SA - ADR		                       10,200        		325,125
Vitro Sociedad Aninima - ADR (c)		                   26,000        		123,500
	   Total	                                                       		1,194,515

Netherlands - 5.2%
Aalberts Industries NV		                              3,465        		202,423
Draka Holding NV		                                    7,000        		181,506
Elsevier NV		                                        33,000        		441,237
IHC Caland NV		                                      30,900      		1,042,549
International Nederlanden Groep NV		                  6,867 		       459,945
Koninklijke Boskalis Westminster NV		                 7,473        		106,924
Koninklijke Nedlloyd Groep NV		                      15,600        		354,789
Philips Electronics NV		                              2,900        		105,092
Polygram NV		                                         5,400        		287,460
Ranstad Holdings NV		                                18,000        		818,744
Royal Dutch Petroleum Co. (Ordinary Shares)		         4,100        		574,333
Royal Dutch Petroleum Co. - ADR (c)		                14,400      		2,032,200
Smit Transformatoren NV		                             8,800        		125,911
Wegener NV		                                          4,000        		387,379
Wolters Kluwer NV		                                  10,900      		1,033,815
   	Total			                                                       8,154,307

New Zealand - 0.7%
Carter Holt Harvey Ltd.		                           127,000        		274,134
Telecom Corp. of New Zealand Ltd.		                 103,000        		444,657
Wrightson Ltd.		                                    527,400        		400,168
   	Total	                                                       		1,118,959

Norway - 2.0%
Dolphin Interconn                                   		8,333         		99,996
Nera AS		                                             3,300        		107,652
Norsk Hydro AS - ADR		                               22,900        		958,937
Olav Thon Eiendomsselskap AS		                       16,200        		269,367
Schibsted Gruppen AS		                               36,400        		495,724
Sensonor AS*		                                       25,000        	 201,907
Simard - Beaudry, Inc.		                              4,600         		50,991
System Etikettering AS		                             10,000        		193,197
Unitor Ships Service - ADR (c)		                     49,000        		674,755
Veidekke AS		                                         5,000        		101,349
   	Total	                                                       		3,153,875

Philippines - 0.1%
Philippine Long Distance Telephone Co. - ADR (c)		    2,900 	       	156,963
	Total

Portugal - 0.0% ++
Modelo Continente	                                   	1,000          	27,454
Somague - Sociedade Gestora de Participacoes SA		     4,250          	22,198
	   Total	                                                          		49,652

Singapore - 2.6%
Development Bank of Singapore Ltd.		                 90,000       	1,120,226
Jardine Matheson Holdings Ltd. (PFIC)		              34,800        		238,380
Jardine Strategic Holdings Ltd.		                   100,812        		308,485
Keppel Corp. Ltd.		                                 189,000      		1,684,159
Mandarin Oriental International Ltd.		              297,849   	      360,397
Singapore Land Ltd. (PFIC)		                         53,000        		342,963
	   Total	                                                       		4,054,610

South Africa - 1.6%
Barlow Ltd.		                                        17,000         	242,557
De Beers Consolidated Mines Ltd. - ADR		              8,800        		266,200
Free State Consolidated Gold Ltd. - ADR		            26,700        		193,575
LibLife Strategic Investments Ltd.		                275,000      		1,075,251
SA Iron & Steel Industrial Corp. Ltd.		             311,333        		280,195
Safmarine and Rennies Holdings Ltd.		                39,500        		143,607
South African Breweries Ltd. - Ordinary Shares		      2,700         		98,902
South African Breweries Ltd. - ADR		                  6,909        		253,014
Vaal Reefs Exploration & Mining Company Ltd. - ADR		    100            		638
   	Total                                                       			2,553,939

Spain - 2.1%
Acerinox SA		                                         2,200        		222,631
Asturiana de Zinc SA*		                              15,000        		119,010
Azkoyen SA		                                            800         		45,064
Banco Central Hispano SA		                            4,700         		95,357
Banco Intercontinental Espanol (Bankinter) SA		      14,300      		1,391,671
Centros Comerciales Pryca SA		                       15,900        		333,736
Prosegur, CIA de Securidad SA*		                      6,000        		148,948
Tabacalera SA		                                       7,400        		280,742
Telefonica de Espana (Ordinary Shares) SA		          28,400        		393,501
Viscofan Industria Navarra de Envolturas
  Celulosicas SA		                                   17,500        		207,835
   	Total	                                                       		3,238,495

Sweden - 3.4%
Allgon AB - Class B		                                13,000        		180,534
Astra AB - Series B		                                32,000      		1,270,379
Autoliv AB		                                          5,000        		292,839
Avesta - Sheffield AB		                              21,000        		185,440
BT Industries AB*		                                  20,000        		220,384
Elekta Instrument AB		                                7,500        		301,141
Hennes & Mauritz AB		                                 2,900        		161,967
Hoganas AB - Class B		                                9,000        		263,555
Kinnevik AB		                                         9,900        		310,085
Marieberg Tidnings AB - Series A		                    5,900        		137,151
Munksjo AB		                                         30,000        		196,987
OM Gruppen AB		                                      22,500        		339,633
Skandinaviska Enskilda Banken AB		                   70,900        		588,622
SSAB Svenskt Stal AB - Class A (c)		                 14,800        		151,914
Telefonaktiebolaget LM Ericsson AB - Class B		       16,720        		328,100


Terra Mining AB	                                     	5,900 	         72,583
Trelleborg AB - Class B		                            21,400        		230,965
   	Total		                                                       	5,232,279

Switzerland - 4.9%
BBC Brown Boveri AG		                                 8,050      		1,826,524
Fust SA Dipl. Ing AG		                                  520 	       	131,096
Georg Fischer AG		                                      200        		260,802
Keramik Holding AG Laufen		                             150        		104,321
Nestle SA - ADR		                                    30,600      		1,696,672
Phoenix Mecano AG		                                     300        		150,743
Sarna Kunststoff Holding AG	                           	100        		108,233
SGS Societe Generale de Surveillance
  Holding SA - Class B	                                	990      		1,970,876
SGS Societe Generale de Surveillance
  Holding SA - Class R	                              	1,250        		429,236
Sika Finanz AG		                                      2,710        		659,654
SMH AG (Societe Suisse pour la
  Microelectronique et l'Horlogerie)		                1,600        		210,032
Zehnder Holding AG - Class B		                          250        		126,054
   	Total		                                                       	7,674,243

United Kingdom - 11.5%
Airtours p.l.c.		                                    90,000        		509,766
Asda Group p.l.c.		                                 198,100        		339,690
Associated British Foods p.l.c.		                    80,000        		458,091
Associated British Ports Holdings p.l.c.		           92,400        		414,386
Barclays p.l.c.		                                    53,600        		614,674
Bass p.l.c.	                                        	56,000        		624,382
Bemrose Corp. p.l.c.		                               20,000        		122,282
Blenheim Group p.l.c.		                             237,000        		926,797
Blue Circle Industries p.l.c.		                      98,000        		520,862
British Aerospace p.l.c.		                           27,000        		333,427
British Airways p.l.c.		                             81,000        		585,742
British Gas p.l.c.		                                 92,000        		362,625
Capita Group p.l.c.		                                30,000        		133,610
Central European Media Entertainment Ltd.*		         15,000        		307,500
Chubb Security p.l.c.		                              65,000        		321,261
Cowie Group p.l.c.		                                 82,412        		368,314
Domestic & General Group p.l.c.		                     5,000        		119,877
First Leisure Corp. p.l.c.		                         64,700        		382,530
GKN p.l.c.	                                         	43,000        		519,806
Goode Durrant p.l.c.		                               50,000        		193,199
Granada Group p.l.c.		                               31,900        		319,291
Great Universal Stores p.l.c.		                      47,000        		499,237
Halma p.l.c.		                                       60,000        		162,939
Hanson Trust p.l.c.		                               115,600        		345,322
Invesco p.l.c.		                                    150,400        		591,645
Jarvis Porter Group p.l.c.		                         45,217        		194,365
Nan E D & F Group p.l.c.		                           80,000        		172,560
Provident Financial p.l.c.		                         41,000 		       520,761
Psion p.l.c.		                                        5,000         		60,520
Racal Electronic p.l.c.		                            80,000        		353,190
Rentokil Group p.l.c.		                             217,000      		1,128,081
RTZ Corp.		                                          26,400        		383,456
Sears p.l.c.                                      		277,000        		447,043
Serco Group p.l.c.		                                 40,000        		227,804
Seton Healthcare Group p.l.c.		                      48,000        		294,221
Stagecoach Holdings p.l.c.		                         80,000        		440,711
Taylor Woodrow p.l.c.		                             426,700        		778,030
Toad p.l.c.*		                                      110,000 	       	198,010
Trafalgar House p.l.c.*		                           835,000        		359,571
Trinity Holdings p.l.c.		                            65,800        		362,485
Unigate p.l.c.		                                     85,000        		541,462
Vendome Luxury Group Units p.l.c.		                  37,100        		337,946
Vodafone Group p.l.c.		                              81,700        		292,867
Welsh Water p.l.c.		                                 30,166        		362,556
WPP Group p.l.c.		                                  159,100        		409,840
   	Total	                                                      		17,942,734

	Total Common Stock (Cost - $118,870,961)	                     		128,366,214

Commingled Investment Vehicles - 5.3%
Canadian General Investments-Closed End Fund		       50,800      		1,130,853
Emerging Markets Infrastructure Fund, Inc.		        106,000      		1,113,000
Indonesian Development Fund, Ltd. (PFIC)		           25,400        		177,800
Lazard Freres Emerging World Investors
  Limited Partnership		                               3,000      		2,816,189
PIMCO Blairlogie Emerging Markets Fund		            208,509      		2,389,510
The First Korea Smaller Companies Fund*		            40,000        		524,000
	   Total (Cost - $8,292,694)			                                   8,151,352

Preferred Stock - 0.6%
Fresenius AG (Germany)		                              2,000        		190,077
Krones AG Hermann Kronseder
  Maschinenfabrik (Germany)		                           550 	       	218,693
Porsche AG (Germany)*		                                 700 	       	365,898
Trafalgar House p.l.c. Cvt. 6.000% (United Kingdom)		72,900 		        62,185
Wella Aktiengesellschaft (Germany)		                    300        		161,845
   	Total (Cost - $964,604)                                       			998,698

Warrants - 0.0% ++
Jardine Strategic Holdings (Hong Kong)
  Expiring 5/2/98*		                                  6,812          		2,180
Pechiney SA (France) Expiring 1/8/96*		               5,300             		11
Primagaz Cie (France) Expiring 6/30/98*	             	1,900         		16,326
   	Total (Cost - $0)	                                              		18,517


		                                                    Face
                                                   Amount (b)
Bonds - 1.3%
Bangkok Bank Public Co., 3.250%
  due 3/3/04 (Thailand)		                         1,440,000 		  $  1,530,000
Spanish Government, 8.200%
  due 2/28/09 (Spain)		                          64,000,000 	ESP    	460,222
   	Total (Cost - $1,761,543)                                   			1,990,222

	   Total Long-Term Investments (Cost - $129,889,802)		          139,525,003

Short-Term Investments - 16.2%

U.S. Treasury Securities - 0.8%
U.S. Treasury Bill, 5.170% due 6/6/96 # (a)		     1,000,000 	       	978,376
U.S. Treasury Bill, 5.300% due 4/18/96 # (a)		      330,000        		325,017
   	Total (Cost - $1,296,705)                                   			1,303,393

Other Short-Term Investments - 15.4%
Investors Bank & Trust Company Repurchase
  Agreement, 5.450% due	1/2/96; Issued
  12/29/95 (Collateralized by $5,934,574 FNMA
  Note, 8.000% due 12/1/23 with a market
  value of $6,090,000;		and $5,848,949 FNMA
  Note, 7.477% due 6/1/25 with a market
 	value of  $6,050,000; and $1,986,118
  FNMA Note, 8.000% due 6/1/22 with a market
  value of $2,000,000)	                          13,578,085     		13,578,085
Bank of Boston (Nassau) Time
  Deposit, 4.810% due 1/2/96 (d)		                7,345,768      		7,345,768
Bank of Ireland (Cayman) Time
  Deposit, 4.830% due 1/2/96 (d)		                2,008,432      		2,008,432
First Union (Nassau) Time
  Deposit, 5.813% due 1/2/96 (d)		                1,000,000      		1,000,000
   	Total Other Short-Term Investments
    (Cost - $23,932,285)		                                       	23,932,285

   	Total Short-Term Investments
    (Cost - $25,228,990)                                        		25,235,678

   	Total Investments - 106.0%
    (Cost - $155,118,792)		                                     	164,760,681

Other Assets and Liabilities - (6.0%)
Receivable for forward currency contracts				                     11,110,550
Other assets				                                                   2,560,783
Payable for collateral on loaned securities				                  (10,354,200)
Payable for forward currency contracts				                       (11,005,561)
Payable for securities purchased			                              	(1,268,846)
Other accrued expenses and liabilities				                          (381,629)
	Other assets and liabilities, net			                             (9,338,903)

Net Assets - 100.0%				                                         $155,421,778
Applicable to 14,369,912 outstanding $.001 par value shares
	(authorized 500,000,000 shares)

Net asset value per share				                               $          10.82

Components of Net Assets as of
  December 31, 1995 were as follows:
Capital stock at par value ($.001)				                      $         14,370
Capital stock in excess of par value			                         	146,380,468
Undistributed net investment income				                              133,197
Net realized (loss) on investments, financial
  futures contracts and foreign
		currency-related translations	                                  		(827,833)
Net unrealized appreciation on investments,
  financial futures contracts	and on assets
  and liabilities denominated in foreign currency			               9,721,576
    	Net Assets	                                             		 $155,421,778


*	Non-income producing security.
+	See Note 2 to the Financial Statements.
++	Rounds to less than 0.0%.
#	Interest rate represents the yield to maturity at the time of purchase.

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
GDS	Global Depositary Share
PFIC	Passive Foreign Investment Company
ESP	Spanish Peseta

(a)	Security pledged to cover margin requirements for financial futures contracts.
(b)	Principal amounts stated in U.S. dollars unless otherwise noted.
(c)	Security position (or a portion of the security position) is out on loan at
    December 31, 1995.
(d)	Collateral received for securities on loan at December 31, 1995 and
    reinvested as	cash equivalents.

See Notes to the Financial Statements



TIFF EMERGING MARKETS FUND
                                                            December 31, 1996

GRAPH: Comparison of change in value of $10,000 investment in TIFF Emerging
       Markets Fund and The MSCI Emerging Markets Free Stock Index. This is an x-y line graph with x being the date (starting at 5/31/94 and ending at 12/31/95) and y being the value of the Fund and the Index.

Policy Considerations:   Investor perceptions of emerging markets did an about-
face between the fall of 1993 and early 1995: what was seen as a no-lose proposition in late 1993 was seen as a no-win proposition by most investors a year later. Panic selling by investors belatedly discovering that their time horizons were shorter than they had earlier supposed have spawned legitimate opportunities in emerging markets - opportunities that persist despite emerging markets' rebound from mid-January 1995 through mid-July (MSCI Emerging Markets Free Index up 25%, followed by a 7% decline since July 13). But the fact that the opportunities being spawned derive from shrinking investor time horizons as well as improving fundamentals makes the short-term risks of investing in emerging markets acute. For foundations that have not invested in such markets previously, the wisest course might be to eschew "pure plays" in favor of more diversified funds whose managers are permitted but not compelled to invest in emerging markets (e.g., the TIFF International Equity or Multi-Asset Funds; these two Funds' normal allocations to emerging markets are 15% and 5%, respectively).

Performance Evaluation: The Fund has outperformed its primary benchmark in four of the seven quarters it has been operational, but has had difficulty overcoming the return deficit it sustained when the Brazilian train left the station without the Fund aboard in the summer of 1994. The train soon returned to the station, but by then the Fund's managers had gotten it more fully invested, and the Fund suffered almost as much as the average emerging markets fund when the whole group ran into difficulty in late 1994. The Fund's large and continuing biases against Malaysia and South Africa, and toward Korea and so-called "China plays" (stocks traded in Hong Kong and Taiwan), are large enough to potentially eliminate its performance deficit in a brief amount of time - or to magnify them if these biases run counter to market sentiment. On balance, these biases hampered performance during the fourth quarter of 1995, as indeed they did through much of 1995, a year in which the value-oriented screens employed by the Fund's lead manager (EMM) did not work particularly well: markets rewarded "proven success" (e.g., Malaysia) despite lofty valuations but ruthlessly punished countries undergoing political turmoil (e.g., Taiwan, Hong Kong, and Korea) despite low valuations and strong earnings growth. The Fund ended 1995 with a heavier than normal cash position (due to inflows), which was reduced early in 1996 through the funding of a new separate account (approximately 13% of Fund assets) managed by Lazard Freres Asset Management. LFAM's approach and fees are described in the TIP Propsectus.


Investment Performance (For Periods Ended December 31, 1995)


		                                               Total Return

	                                   	For the Year 	  Since	    Since Inception
                                    		Ended        	Inception	  (Annualized)
                                  		(12/31/95)	     (5/31/94)	     (5/31/94)


	TIFF Emerging Markets Fund	            (8.39%)	   (14.77%)	        (9.59%)

	MSCI Emerging Markets Free Stock Index	(6.95%)    	(7.16%)        	(4.58%)



TIFF EMERGING MARKETS FUND-STATEMENT OF NET ASSETS
                                                            December 31, 1995

                                                 Shares             Value+
Long-Term Investments - 89.5%

Common Stock - 59.5%

Argentina - 1.9%
Astra Cia Argentina de Petro SA		                 68,590 		     $    126,878
Banco Frances del Rio de la Plata SA		             3,105  		          27,476
Banco Galicia y Buenos Aires SA - Class B		        6,495              33,770
Buenos Aires Embotelladora SA (BAESA) - ADR		        900 		           18,563
Central Costanera SA - Class B		                   5,200              16,014
Central Puerto SA - Class B		                      7,800		            29,637
Compania International Bebidas y Alimentos SA		   13,464 		           22,751
Compania Naviera Perez Companc SA		               24,104             127,737
Compania Naviera Perez Companc SA - ADR (c)		     11,038   		        117,025
Corporation Cementera Argentina
  SA - Ordinary Shares*		                          7,000 	  	         31,847
Dycasa SA		                                        8,472 	            27,955
Inversiones y Representacion SA - GDR		              874 	 	          22,287
IRSA, Inversiones y
  Representaciones SA (144A) (a)		                30,899		            77,856
Molinos Rio de La Plata SA - Class B		             3,050 		           25,007
Rigolleau SA - Series B		                         41,771  		          18,377
Telefonica de Argentina SA - ADR (c)		             6,900             188,025
YPF-Sociedad Anonima SA - ADR		                   10,100	            218,413
   	Total			                                                       1,129,618

Bangladesh - 0.0% #
Beximco Pharmaceuticals Ltd.		                     7,700 		           16,542

Bolivia - 0.1%
Compania Boliviana Energia SA		                    1,000 	            33,250

Brazil - 1.7%
Avipal SA - Avicultura e Agropecuaria		       25,240,000              50,480
Cemig Cia Energy SA - ADR (c)		                    1,043 		           23,072
Cemig SA Energy - ADR		                            2,278		            50,392
Compania Siderurgica Nacional SA - ADR		           2,600 		           53,502
Compania Vale Do Rio Doce SA - ADR	               	3,700             152,276
Compania Paulista de Forca e Luz SA		          1,592,600    		        77,082
Compania Siderurgica Nacional SA		             2,000,000   		         41,000
Makro Atacadista SA*		                            28,000  		          16,137
Makro Atacadista SA - GDS*		                       4,100  		          23,309
Multibras SA		                                    27,000   		         20,004
Nakata SA - Industria e Comercio		               150,000   		         54,015
Santista Alimentos SA*		                          33,000  		          42,451
Telecomunicaciones Brasileiras SA - ADR		             20 		            1,360
Telecomunicaciones Brasileiras Telebras SA		     700,000     		       27,087
Telecomunicaciones Brasileiras
  Telebras SA - ADR		                              7,550             363,549
Voctorantim Celulose e Papel SA - ADR		            2,700 		           27,780
   	Total			                                                       1,023,496

Canada - 0.1%
Nelson Gold Corp. Ltd.*		                         35,575 	            55,272

Chile - 2.3%
Banco Osorno y La Union SA - ADR		                 5,000 	 	          69,375
Chilectra SA - ADR		                               3,500	            169,140
Compania Cervecerias Unidas SA - ADR		             1,900 	    	       44,175
Compania de Telecomunicaciones de
  Chile SA - ADR		                                 4,700 		          389,513
Empresa Nacional de Electric SA - ADR		            4,600 		          104,650
Enersis SA - ADR (c)		                            13,600 		          387,600
Madeco SA - ADR (c)		                              1,700              45,900
Maderas y Sinteticos Sociedad Anonima SA - ADR		   1,800 		           35,100
Quimica y Minera Chile SA - ADR		                  2,150             101,050
   	Total			                                                       1,346,503

China - 0.5%
China Yuchai International Ltd.		                 10,700 		           85,600
Shanghai Haixin Co. Ltd. - Class A		              86,200   		         25,860
Shanghai Shangling Electric Appliances Co. Ltd.	 	63,680		            38,972
Shenzhen China Bicycles Ltd. 		                  141,000              23,160
Yizheng Chemical Fibre Co. Ltd.-Class A		        578,000  		         130,072
   	Total			                                                         303,664

Colombia - 1.1%
Banco de Bogota SA		                              10,145              48,651
Banco Industrial Colombiano SA		                  40,300             142,807
Bavaria SA*		                                     32,493 	            93,492
Carulla y Compania SA - ADR		                      2,985 		           19,403
Cemento Argos SA (144A) (a)		                      3,100		            19,404
Cementos Paz del Rio SA - ADR*		                   4,700 		           74,492
Compania Nacional de Chocolates SA		               5,900              45,925
Computec SA		                                     38,063	             13,450
Industrais Alimenticias Noel SA		                 11,640 		           52,882
Pisos Asfalto y Vinilos Colo SA		                 11,000 		           22,344
Suramericana de Seguros SA		                       6,370 	           118,975
   	Total			                                                         651,825

Czech Republic - 0.8%
Cement Hranice AS		                                1,547              41,372
Czeske Energeticke Zavody AS - GDR*		              1,980	             72,531
Deza Valasske Mezirici AS*		                       2,397		           173,520
Fatra Napajedla AS		                               1,220 	  	         60,860
The Czech Power Company (Czeske
Energeticke Zavody AS)*		                          1,040		            37,604
Zavody Presneho Strojiren AS*		                    2,460  		         108,878
   	Total			                                                         494,765


Ecuador - 0.0% #
La Cemento Nacional of Ecuador SA - GDR		            128              22,400

Ghana - 0.2%
Ashanti Goldfields Co. Ltd. - GDS		                4,000 		           80,000
Ashanti Goldfields Co. Ltd. (144A) - GDS (a)		     2,700 	  	         52,313
   	Total			                                                         132,313

Greece - 1.4%
A.G. Petzetakis SA*		                              4,500 	            22,349
Alfa Beta Vassilopoulos SA		                       2,900              24,392
Alpha Credit Bank SA		                             3,880 	           224,676
Chipita International SA		                         3,540 		           53,865
Delta Dairy SA		                                   3,300 		           62,069
General Construction SA		                          2,700 		           34,807
Hellenic Bottling Co. SA		                         6,650		           217,835
Hellenic Technodomiki SA		                         2,300 		           50,260
Michaniki SA		                                    12,340		           159,081
   	Total			                                                         849,334

Hong Kong - 3.8%
C.P. Pokphand Co. Ltd.		                       1,604,000 		          643,093
Champion Technology Holdings Ltd.		            1,132,321             118,621
Chen Hsong Holdings Ltd.		                       148,000 		           77,522
Citic Pacific Ltd.		                              50,000             171,042
Dong Fang Electrical Machinery Co.
  Ltd. - Class H		                               162,000	             43,475
Guangdong Investments Ltd		                      272,000 	           163,580
High Fashion International Ltd.*		               336,000              16,513
Kingboard Chemicals Holdings Ltd.		              230,000 		           46,999
KTP Holdings Ltd.		                              556,991		            18,730
Lamex Holdings Ltd.		                            244,000              60,274
Legend Holdings Ltd.		                           184,000              17,610
Lung Kee (Bermuda) Holdings Ltd.		               264,000 	            72,556
M.C. Packaging Ltd.		                            284,000 	           101,009
New World Infrastructure Ltd.*		                  70,000             117,693
Pacific Concord Holdings Ltd.		                  276,000 		           41,050
Qingling Motors Co. Ltd. (144A) (a)		            362,000 		          105,341
Singamas Container Holdings Ltd.		               362,000 		           46,818
Sinocan Holdings Ltd.		                          442,000 		          157,204
Tian An China Investments Ltd.		                 600,000 		           74,496
Varitronix International Ltd.		                   79,000             146,618
   	Total			                                                       2,240,244

Hungary - 1.4%
Graboplast		                                       3,600 		           45,094
Graboplast Rt.*		                                  1,670 	            22,009
Julius Meinl International AG		                   14,810 		          468,196
Mol Magyar Olay - Es Gazi - GDR*		                 8,200	             66,420
Pannonplast Plastic Industries		                   6,070              87,408
Primagaz Hungaria Rt	                             	2,839              85,224
Soproni Sorgyar Brewery Ltd.*		                      710 	   	        16,869
Zalakeramia Rt*		                                    938 	            20,515
   	Total			                                                         811,735

India - 3.5%
Bajaj Auto Ltd. - GDS (c)		                        2,630 	            68,696
East India Hotels Ltd. - GDS		                     3,940              70,920
Grasim Industries Ltd. - GDS		                    10,200             186,762
Gujarat Narmada Valley Ltd. - GDR		                1,000               6,500
Gujarat Narmada Valley Ltd. (144A) - GDR (a)		     6,640 		           43,160
Hindalco Industries Ltd. - GDR		                  12,280             419,116
India Cements Ltd. - GDR		                         7,600 		           57,000
India Cements Ltd. (144A) - GDR (a)		             12,600 		           94,500
Indian Aluminum Co. - GDR		                       14,400 	            86,400
Indian Rayon & Industries Ltd. - GDS		             6,600 	            80,850
Larsen & Toubro Ltd. - GDR		                      11,920 	           215,990
Oryx (India) Fund Ltd. - GDR*		                    1,000               8,500
Oryx (India) Fund Ltd. Units - GDR*		                540 	 	          23,085
Raymond Woolen Mills Ltd. - GDR	                  	2,400 		           40,200
Reliance Industries Ltd. - GDS		                   7,680 		          107,904
Tata Engineering & Locomotion Ltd. - GDR (c)		    33,356    		       437,964
Tata Hydro-Electric Power Supply Co. - GDR*		        348             113,100
   	Total			                                                       2,060,647

Indonesia - 2.9%
PT Astra Graphia		                               138,750		            75,936
PT Astra International, Inc.		                    92,000             191,331
PT Bakrie & Brothers - Foreign Registered Shares		85,000             154,444
PT Bank International Indonesia		                 55,500             184,069
PT Charoen Pokphand Indonesia		                   21,000 		           42,754
PT Dharmala Sakti Sejahtera		                    166,000	             83,581
PT Hanjaya Mandala Sampoerna		                     6,000 		           62,522
PT Indah Kiat Pulp & Paper Corp.		                46,033 		           33,759
PT Indofood Sukses Makmur - Series F*		           15,000 		           72,242
PT Indorama Synthetics		                          36,800 	           133,328
PT Jakarta International Hotel and Development		  93,000 		          114,011
PT Modernland Realty, Ltd. - Class F		            37,500		            39,405
PT Mulia Industrindo		                            26,500 	            74,836
PT Pabrik Kertas Tjiwi Kim - Series F		           29,258              26,901
PT Pakuwon Jati		                                168,500             106,972
PT Petrosea		                                     36,000              33,888
PT Semen Gresik - Foreign Registered Shares		     78,000 		          218,564
PT Ultrajaya Milk Industry and Trading Co.		      35,250 		           16,977
PT United Tractors		                              32,000 	            60,245
   	Total			                                                       1,725,765

Israel - 1.2%
Africa-Israel Investments (1985) Ltd.*		             100 	           120,893
Blue Square Chain Stores Ltd.*		                  10,150              68,446
Hapoalim International NV*		                      34,400 		           56,930
Koor Industries Ltd.		                             1,100 	           109,498
Orbotech Ltd.*		                                   4,800              56,400
Osem Investment Ltd.		                            14,262	             85,507
Tadiran Ltd. - Ordinary Shares		                  18,700 	            72,572
Teva Pharmaceutical Industries Ltd. - ADR		        2,950 		          136,806
   	Total			                                                         707,052

Korea - 8.3%
Cho Hung Bank Ltd.		                               5,700 	            66,354
Daewoo Securities Co.		                            5,140         	  	133,851
Haitai Confectionery Co. Ltd.*		                   2,700   		         33,450
Hyundai Engineering & Construction Co.		           8,508  		         390,465
Hyundai Motor Co. Ltd.*		                          1,700 		           76,924
Hyundai Motor Co. Ltd. - GDR* (c)		                9,600 	           144,000
Hyundai Motors Co. Ltd. (144A) - GDR (a)		         4,200 		           63,000
Korea Chemical Co. Ltd.*		                         1,940		           195,075
Korea Electric Power Corp.		                      14,500  		         575,738
Korea Electric Power Corp. - ADR (c)		            14,900 	  	        398,575
Korea Express Co. (The)		                          1,094 		           38,361
Korea Mobile Telecommunications
  Co. (144A) - GDR (a)		                           4,400 	           174,900
Kwang Ju Bank Ltd.*		                              6,325 	            60,258
Pohang Iron & Steel Company Ltd. - ADR (c)		      36,240 		          792,750
Pohang Iron And Steel Co Ltd. - Ordinary Shares		    100               6,536
Pusan Steel Pipe Corp.		                           6,198 	           202,951
Samsung Electron Devices Co. Ltd.*		                 600 		           52,984
Samsung Electronics Co.		                          4,665 		          847,963
Samsung Fire & Marine Insurance Ltd.*		              110 		           54,596
Samsung Heavy Industries Ltd.*		                   4,800 	           123,140
Shin Won Corp.		                                     500 	            22,818
Shinhan Bank*		                                    1,009	             19,772
Shinhan Bank - Ordinary Shares		                  12,500 		          244,940
Ssangyong Cement Co. Ltd.		                        7,270 		          203,376
Taegu Department Store Co.		                       1,070 	            24,415
   	Total			                                                       4,947,192

Malaysia - 4.4%
Aokam Perdana Berhad		                            72,000             116,257
Arab Malaysia Corp. Berhad		                      14,000  		          50,725
Arab Malaysian Finance Berhad		                    1,000               4,253
Arab Malaysian Merchant Bank		                     3,000		            34,263
Berjaya Group Berhad		                            47,500 		           30,676
DCB Holdings Berhard		                            24,000 		           69,943
Edaran Otomobil Nasional Berhad		                 16,000		           120,353
Ekran Berhad		                                    53,000             129,411
Genting Berhad		                                  20,000 		          166,982
IJM Corp. Berhad		                                51,000              81,144
Kian Joo Can Factory Berhad		                     12,000   		         49,622
Land & General Berhard		                          64,000             138,626
Malayan Banking Berhad                          		25,000             210,696
Malayan Cement Berhad		                           14,000     		       26,686
Malaysian International Shipping Berhad		              1 	                 3
Malaysian Pacific Industries Berhad		             50,000  		         154,576
O.Y.L. Industries Berhad		                        15,000             116,375
R.J. Reynolds Berhad		                            46,000 	 	         105,978
Road Builder (M) Holdings Berhad		                47,000  		         162,886
Sime UEP Properties Berhad		                      30,000 	            47,259
Sungei Way Holdings Berhad		                      40,000 	           144,140
Technology Resources Industries
  Berhad - Series A*		                            84,000             248,110
Telekom Malaysia Berhad		                         19,000	            148,157
UMW Holdings Berhad		                             45,000 	           120,510
United Engineers (Malaysia) Ltd.		                22,000 	           140,359
   	Total			                                                       2,617,990

Mexico - 5.6%
Cementos de Mexico SA - Class B		                 45,500 		          163,386
Cementos de Mexico SA - CPO		                    100,380  		         333,722
Cifra SA de CV - Series C*		                     150,000 	           151,935
Cifra SA de CV - Series A		                       20,000 		           22,076
Cifra SA de CV - Series B		                      149,220 		          156,965
Corporacion Industrial Sanluis SA de CV		         13,000  		          66,687
Cydsa SA		                                        16,600 	            39,236
Desc Sociedad de Fomento Industrial SA de CV*		   20,000 		           73,896
Empaques Ponderosa, SA		                          51,000 	            91,402
Empresas ICA Sociedad Controladora SA
  de CV - ADR (c)		                               11,500            	117,875
Fomento Economico Mexicano, SA de CV		            32,000              73,971
Grupo Condumex SA de CV		                          2,500               9,026
Grupo Financiero Banamex Accival,
  SA de CV - Class L		                            44,090              64,817
Grupo Financiero Bancomer, SA de CV - Series B	 	290,000 		           81,722
Grupo Financiero Banorte, SA de CV - Series B*		 104,676 		           96,248
Grupo Financiero Inbursa, SA de CV - Class B		    16,000 		           46,753
Grupo Herdez SA - Series A		                     210,000 	            45,801
Grupo Industrial Durango SA de CV - ADR*		         8,000 		           53,000
Grupo Industrial Saltillo SA de CV		               4,000  		          57,662
Grupo Mexico SA de CV - Series B		                67,940             288,521
Grupo Modelo SA de CV - Series C		                31,000 		          144,935
Grupo Posadas SA - GDR*		                          2,300              17,911
Grupo Posadas SA - Series A*		                   170,000 		           66,232
Grupo Televisa SA de CV- GDR (c)		                 3,290		            74,025
Ingenieros Civiles Asociados SA de CV		           12,300	            128,591
Kimberly-Clark de Mexico SA de CV		                7,300 		          110,448
Sigma Alimentos SA - Series BCP		                  6,600 	            42,000
Telefonos de Mexico SA - ADR		                    19,060 	  	        607,538
Transportacion Maritima Mexicana SA de CV*		       6,000 	            45,584
Tubows de Acero de Mexico SA*		                   10,100         		   73,717
   	Total			                                                       3,345,682

Morocco - 0.3%
Omnium Nord Africain		                             5,200 	    	      200,356

Netherlands - 0.1%
Ceteco Holding (144A) NV - ADR (a)		               1,000 		           32,003

Pakistan - 0.4%
Bank of Punjab Ltd.*		                            26,000              19,377
D.G. Khan Cement Company Ltd.		                    5,700	              4,998
Engro Chemical Pakistan Ltd.		                     4,080 	            16,873
Hub Power Co. Ltd. - GDR*		                        1,500 	            26,250
Hub Power Co. Ltd.*		                             40,000              27,064
Nishat Textile Mills		                            49,450		            42,273
Packages Ltd.		                                    9,900 		           29,223
Pakistan State Oil Co Ltd.		                       4,563		            35,340
Pakistan Telecommunications Corp.*		                 100 	             8,987
   	Total			                                                         210,385

Papau/New Guinea - 0.1%
Niugini Mining Ltd.*		                            40,000 		           77,089

Peru - 1.3%
Banco de Credito del Peru SA - Series C* (c)		     3,511 		           60,566
Cerveceria San Juan Communication SA		            21,381              18,514
Compania de Minas Buenaventura SA		               22,815		           148,923
Compania Goodyear del Peru SA		                    2,300    		         4,254
Compania Nacional de Cerveza SA*		               118,595 		           59,345
CPT Telefonica del Peru SA		                     107,090  		         230,672
Credicorp Ltd.*		                                  5,376 		           92,740
Enrique Ferreyros SA		                            11,713            		13,762
Minsur SA - Trabajo		                             10,453	             73,689
Southern Peru Copper Corp.*		                     13,600 		           48,056
   	Total			                                                         750,521

Philippines - 0.8%
Ayala Land, Inc.		                                94,225             115,040
Engineering Equipment Inc.	                     	642,400  		          37,255
First Philippine Holdings Corp.		                 22,640		            44,053
Manila Electric Co.		                              5,800 	            47,356
Metropolitan Bank & Trust Co.		                    3,312 		           64,446
Philex Mining Corp.*		                         1,006,200             115,170
Philippine Long Distance Telephone
  Co. - ADR (c)		                                    600              32,475
San Miquel SA - Class B		                         12,900 	            44,050
   	Total			                                                         499,845

Poland - 1.2%
Agros Holding SA - Series C*		                     3,840              32,260
Bank Gdanski SA - GDR*	                           	3,750              36,188
Bank Rozwoju Eksportu SA*		                        4,440       	     	67,573
Debica SA*		                                       3,830 		           57,823
DROSED SA*		                                       2,929    		        33,284
Electrim SA		                                     19,920		            67,505
Exbud SA*		                                       13,000 	           137,703
First Polsko Amerykanski Bank SA		                 8,745		            52,527
Polifarb-Cieszyn SA*		                            12,400 		           47,054
Prochnik SA*		                                       813               4,487
Zaklady Piwowarskie Zywcu SA (Zywiec)	            	2,379 	           164,136
   	Total			                                                         700,540

Portugal - 1.3%
Banco Commercial Portugues SA		                    8,000             109,013
Banco Espirito Santo e Comercial de Lisboa SA		    6,960 		          105,421
Barbosa & Almeida-Fabrica de Vidros SA		           1,300 		           38,737
Cimentos de Portugal SA		                          2,670 	            44,322
CINCA - Compania Industrial de Ceramica SA		       2,827	             31,045
Corticeira Amorim, SA		                            2,900 		           33,497
Empresa Fabril de Maquinas Electricas SA		         4,600              31,110
Engil SA - Sgps*		                                 4,783	             41,091
Estabelecimentos Jeronimo Martins & Filho SA	       	330		            18,341
Investec Consultadoria International SA*		           875 	            17,577
Mundicenter-Sociedade Imobiliaria SA		             2,500		            66,108
Portugal Telecom SA*		                             4,000 		           75,398
Sociedade Financeira de Turismo SA*		              3,600 		           74,729
Somec-Sociedade Metropolitana de Construcoes SA		  2,100 		            4,415
Sonae Investimentos Sociedade Gestora de
  Participacoes Sociais SA	                       	4,580              98,108
   	Total			                                                         788,912

Russia - 0.2%
Mosenergo - RDC (144A) - ADR (a)*		                  800             		7,200
San Francisco/Moscow Teleport*		                   9,000 	           121,500
   	Total			                                                         128,700

Singapore - 0.9%
Chuan Hup Holdings Ltd.		                         85,000 		           76,945
GP Batteries International Ltd.		                 40,000 	            96,400
IPCO International Ltd.	                         	29,000		            93,960
Pacific Carriers Ltd.		                           47,000 	            40,552
San Teh Ltd.		                                   152,160 		          128,055
United Overseas Bank Ltd.		                        3,600 		           34,625
Venture Manufacturing (Singapore) Ltd.		          19,000 		           63,692
   	Total 			                                                        534,229


Slovakia - 0.8%
Chirana Prema AS*		                                1,650              43,633
Drovtona AS*		                                     1,510  		          34,797
Nafta Gbely AS*		                                  1,730             140,512
Povazske Strojarne AS		                           10,100            		87,756
Slovenske Lodenice AS*		                             710 		           40,233
Vahostav AS*		                                       510              26,973
Vychodoslovenske Zeleziarne AS*		                  5,505		            87,344
   	Total			                                                         461,248

South Africa - 4.4%
Anglo American Gold Investment Company Ltd.		      1,435 	           116,942
Anglovaal Ltd.		                                   3,500             142,132
Barlow Ltd.		                                     17,620 		          251,403
C.G. Smith Ltd.		                                 23,970		           184,157
De Beers Centenary AG		                           10,660 		          323,207
Driefontein Consolidated Ltd.		                    9,800 	           124,365
First National Bank Holdings Ltd.		               13,100 	           120,414
Gencor Ltd.		                                     30,790		           107,294
Liberty Life Association of Africa Ltd.		          2,770 		           85,886
Malbak Ltd.		                                     10,000 		           69,282
Malbak Ltd. (144A) (a) (c)		                       8,700 		           60,260
Murray & Roberts Holdings Ltd.		                  34,200 		          241,638
Nedcor Ltd. - GDR		                                8,300		           141,598
Norwich Holdings Ltd.*		                          36,300		            70,718
Rembrandt Group Ltd.		                            10,960 		          105,254
South African Iron & Steel Industrial Corp. Ltd.	101,053 	 	          90,946
Sasol Ltd.		                                      14,673 	           120,178
South African Breweries Ltd.		                     6,150 		          225,278
Wooltru Ltd.		                                     9,975 		           55,424
   	Total			                                                       2,636,376

Sri Lanka - 0.4%
Aitken Spence Hotels Ltd.		                       16,120 		           56,334
Development Financial Corp. of Ceylon		            6,533              36,627
Hatton National Bank Ltd.*		                       3,600 		           37,339
John Keells Holdings Ltd.		                       10,971  		          28,705
Lanka Walltile Ltd.		                             16,500		            14,338
National Development Bank Ltd.*		                 10,021 	            41,200
Vanik Incorporated Ltd.*		                        17,300               6,789
   	Total			                                                         221,332

Taiwan - 1.3%
Acer Inc. (144A) - GDR (a)*		                      3,700	             48,100
China Steel Corp. - GDR (c)		                     18,500 		          317,830
GVC Corp. - GDR		                                 10,912 		           92,708
GVC Corp. - GDS*		                                 4,760 		           44,934
Hocheng Group Corp. - GDR		                        6,600              64,703
Hocheng Corp. - GDR		                              7,000              68,600
Siliconware Precision - GDR*		                     6,200       		    102,300
   	Total			                                                         739,175

Thailand - 3.4%
Advanced Info Service p.l.c.		                    11,800           		209,007
Alucon Public Co., Ltd.		                         15,000            		82,208
Bangkok Bank Co., Ltd.		                          22,400           		272,217
Bank of Ayudhya Ltd.		                            11,000	             61,597
First Pacific Land, Ltd.		                       155,858              74,277
Hana Microelectronics Public Co., Ltd.		          21,800		            90,040
Industrial Finance Corp. of
  Thailand (The) (PFIC)	                         	60,634 		          205,885
Krung Thai Bank Public Co.		                      20,000		            82,605
MDX Co., Ltd.		                                   68,400 		          103,225
Phatra Thanakit Co., Ltd.		                        5,000 	            42,891
Precious Shipping Public Co., Ltd. 		              7,600	             43,161
Precious Shipping Public Co., Ltd.
  - Foreign Shares                               		7,600 		           43,161
Property Perfect Co., Ltd.		                         124                 596
Raimon Land Co., Ltd.		                           41,000 		           74,087
Ramkamhaeng Hospital Co., Ltd.	                  	29,800 	            47,339
Saha-Union Corp. Ltd.		                           61,000 		           68,437
Siam City Bank Ltd.		                            108,600 		          125,075
Siam Syntech Construction Public Co., Ltd.		      36,300 		           59,106
TelecomAsia Corp.*		                              23,300 		           70,788
Thai-German Ceramic Industry Co., Ltd.		          22,300 		           59,780
The Bank of Asia		                                33,200 		           76,473
The Siam Cement Co., Ltd.	                        	1,000 		           55,441
The Thai Farmers Bank, Ltd.		                      8,218 		           82,898
   	Total			                                                       2,030,294

Turkey - 1.0%
Adana Cimento Sanayii AS		                       312,000 		           40,741
Akal Tekstil Sanayii AS		                        396,500 		           38,667
Akbank T.A.S.		                                  546,500 		          103,880
Aktif Finans Factoring Hizmetleri AS		           317,800 		           10,900
Alarko Holding AS		                              146,060 		           59,148
Arcelik AS*		                                    402,000 		           32,559
Bagfas Bandirma Gubre Fabrikalari AS		           142,000 		           44,008
Brisa Bridgestone Sabanci Lastik San. Ve Tic AS		234,000 		           57,050
Erciyas Biracilik Ve Malt Sanayii AS		           105,000 		           49,463
Migros AS		                                      131,400 		          100,994
Netas Telekomunik AS		                           253,000 		           72,136
   	Total			                                                         609,546

Venezuela - 0.2%
Corimon C.A. S.A.C.A. - ADR*		                     1,570 	             5,888
Mavesa, SA (144A) - ADR (a)		                      7,927 		           30,202
Siderurgica Venezolana Sivens SA - ADR (c)		      38,200 		           72,580
   	Total			                                                         108,670

Zimbabwe - 0.2%
Delta Corp. Ltd.*		                                70,800          		118,697

	   Total Common Stock - (Cost - $37,229,963)			                  35,363,207

Commingled Investment Vehicles - 19.9%
BEA Emerging Markets Equity Portfolio		            229,856       		3,900,660
Emerging Markets Infrastructure Fund, Inc.		       269,000         2,824,500
GT Global Chile Growth Fund	                        	3,167           128,264
Jardine Fleming India Fund, Inc.		                  11,410           104,116
Korea Fund, Inc.		                                   4,598 	         101,156
Lazard Freres Emerging World Investors
  Limited Partnership                              		3,000 		      2,816,289
Morgan Stanley Africa Investment Fund, Inc.		      140,000 	       1,802,500
Pakistan Fund*		                                     4,000            19,000
ROC Taiwan Fund (c)		                               15,900	          166,950
   	Total Commingled Investment
    Vehicles (Cost - $11,978,241)			                              11,863,435

Preferred Stock - 6.1%
Antarctica da Paraiba SA (Brazil)		                189,000 		         25,286
Aracruz Celulose SA (Brazil)		                      89,751           140,389
Banco Bradesco SA (Brazil)		                    49,614,444           431,646
Banco Nacional SA (Brazil)		                     4,900,000            93,590
Bombril SA (Brazil)*		                           1,300,000 		         19,533
Brasmotor SA (Brazil)		                            372,000	           73,879
Centrais Electricas Goias SA (Brazil)		            357,000            11,757
Cementos Diamente SA (Columbia)		                   18,200           108,961
Cia Cervejaria Brahma SA (Brazil)		                376,737		         155,065
Cia Energetica de Minas Gerais AS (Brazil)		     9,183,000 	         203,185
Cia Tecidos Norte de Mina AS (Brazil)		             80,000            26,757
Compania Vale Do Rio Doce AS (Brazil)	          	1,009,640           166,187
Cosigua-Siderur Guanabara AS (Brazil)		         14,569,650            97,617
Delta Dairy SA (Greece)		                            2,640 		         39,055
Dixie Toga SA (Brazil)		                           110,839 	          96,957
Electrobras SA (Brazil)*		                       1,193,080 		        322,847
IAP SA (Brazil)		                                1,215,000             7,047
Iochpe Maxion SA (Brazil)		                         60,000             6,540
Iven SA (Brazil)		                                 474,000 		        209,745
Lojas Americanas SA (Brazil)		                   3,574,000	           83,632
Mangels Industrial SA (Brazil)		                 6,000,000            13,200
Marcopolo SA (Brazil)		                            448,000 		         66,349
Melpaper SA (Brazil)*		                            285,000		          14,078
Michaniki SA (Greece)		                             10,670		         106,659
Patroleo Brasileiro SA - Petrobras (Brazil)		      946,000 		         80,788
Pettenati SA - Industria Text (Brazil)*		          400,000 		          6,560
Pranapanema SA Min., Ind. E Construcao (Brazil)		6,233,000 		         79,782
Refrigeracao Parana SA (Brazil)		               25,670,000 		         48,773
Sadia Concordia SA Industria e Comercio (Brazil)		 151,000 	         111,886
Telecommunicacoes Sao Paulo SA (Brazil)		          937,000 		        137,833
Telecomunicacoes Brasileiras SA
  Telebras (Brazil)                              6,581,713 		        316,579
Uniao de Bancos Brasileir SA (Brazil)		          4,300,000 		        168,130
Usinas Siderurgicas de Minas
  Gerais SA - USIMINAS (Brazil)	               	89,785,800 		         71,829
Voctorantim Celulose Papel SA (Brazil)		         3,378,051 		         69,250
	   Total Preferred Stock (Cost - $4,048,579)			                   3,611,371


Rights - 0.0% #
Banco Bradesco SA Expiring 2/6/96 (Brazil)*		   49,614,444          		 1,609
	   Total Rights (Cost - $0)

Warrants - 0.0% #
GP Batteries International Ltd.
  Expiring 11/15/00 (Singapore)*	                   10,000 		          6,800
Nedcor Ltd. Expiring 9/30/97 (South Africa)*		       2,600 		         15,106
San Teh Ltd. Expiring 8/3/00 (Singapore)*		         12,680 		          6,188
Singamas Containers Expiring 6/30/97 (Hong Kong)*		 36,800 		            524
Siv Industries Ltd. Expiring 1/31/96 (India)*		      6,140 		            921
   	Total Warrants (Cost - $41,974)			                                29,539

                                                     Face
		                                                 Amount (b)
Convertible Bonds - 4.0%
Acer Inc., 4.000% due 6/10/01 (Taiwan)		           110,000 		        331,650
Arab Malaysian Corp. Berhad, 5.000%
  due 8/3/97 (Malaysia)                           		21,000 		         10,338
Bangkok Bank Public Co., 3.250%
  due 3/3/04 (Thailand)	                           	40,000 		         42,400
Bank of Asia Public, 3.750%
  due 2/9/04 (Thailand)                           		34,000 		         32,980
Gujarat Ambuja Cements Ltd., 3.500%
  due 6/30/99 (India)                            		230,000 		        309,350
Nan Ya Plastics Corp., 1.750%
  due 7/19/01 (Taiwan)	                           	332,000 		        327,850
Pacific Concord Financial Ltd., 4.750%
  due 12/10/98 (Hong Kong)	                        	40,000 		         30,100
Philippine Long Distance Cvt., 5.750%
  due 12/31/49 (Philippines)		                       1,000               309
Ssangyong Oil Refining Cvt., 3.750%
  due 12/31/08 (Korea)		                            65,000 	          69,388
Tata Iron & Steel Co., 2.250%
  due 4/1/99 (India)                             		133,000 	         119,035
Teco Electric & Machine (144A), 2.750%
due 4/15/04 (Taiwan) (a)	                          	50,000 		         39,250
Teco Electric & Machine, 2.750%
  due 4/15/04 (Taiwan)	                           	250,000 		        195,938
U-Ming Marine Transport, 1.500%
  due 2/7/01 (Taiwan)	                            	344,000 		        323,790
United Micro Electronics, 1.250%
  due 6/8/04 (Taiwan)	                            	393,000 		        495,179
YTL Corp. Berhard (144A), 0.000%
  due 8/15/02 (Malaysia) (a)	                      	25,000 		         27,188
	   Total Convertible Bonds (Cost - $2,591,523)			                 2,354,745

	   Total Long-Term Investments (Cost - $55,890,280)			           53,223,906


Short-Term Investments - 14.1%
Bank of Boston (Nassau) Time Deposit, 4.810%
  due 1/2/96 (d)	                              $ 1,661,008 		   $  1,661,008
Bank of Ireland (Cayman) Time Deposit, 4.830%
  due 1/2/96 (d)	                               	1,048,892 		      1,048,892
Investors Bank & Trust Company Repurchase
  Agreement, 5.450% due	1/2/96; Issued
  12/29/95 (Collateralized by $3,314,051 FNMA
 	Note, 8.500% due 10/1/24 with a market value
  of $3,440,000;	$1,986,118 FNMA Note, 8.000%
  due 6/1/22 with a market value of $2,000,000;
  and $951,898 FNMA Note, 7.500% due 11/1/22
  with a market value of $1,000,000)	            5,671,580		       5,671,580
   	Total Short-Term Investments (Cost - $8,381,480)			            8,381,480

	   Total Investments - 103.6% (Cost - $64,271,760)			            61,605,386

Other Assets and Liabilities - (3.6%)
Receivable for forward currency contracts			     	             $   3,384,266
Receivable for securities sold			                                   	172,743
Other assets				                                                   1,537,996
Payable for forward currency contracts				                        (3,386,237)
Payable for securities purchased			                                	(133,003)
Payable for collateral on loaned securities			                   	(3,554,200)
Other accrued expenses and liabilities				                          (141,335)
   	Other assets and liabilities, net			                          (2,119,770)

Net Assets - 100.0%				                                        $  59,485,616
Applicable to 7,035,688 outstanding
  $.001 par value shares
  (authorized 500,000,000 shares)

Net asset value per share				                                  $        8.45

Components of Net Assets as of
  December 31, 1995 were as follows:

Capital stock at par value ($.001)				                         $       7,036
Capital stock in excess of par value				                          70,131,255
Net realized (loss) on investments
  and foreign currency-related
	 transactions liabilities denominated
  in foreign currencies			                                        (7,976,812)
Net unrealized (depreciation) on
  investments and translation of
  assets and liabilities denominated
  in foreign currencies			                                        (2,675,863)
   	Net Assets			                                              $  59,485,616

*	Non-income producing security
#	Rounds to less than 0.0%
+	See Note 2 to the Financial Statements

ADR	American Depositary Receipt
ADS	American Depositary Share
GDR	Global Depositary Receipt
GDS	Global Depositary Share
PFIC	Passive Foreign Investment Company

(a)	Security exempt from registration under Rule 144A of the Securities Act of
    1933.	These securities may be resold in transactions exempt from
    registration, normally	to qualified institutional buyers.  At December 31,
    1995, these securities were valued	at $874,677 or 1.5% of net assets.
(b)	Face amount shown in U.S. dollars unless otherwise noted.
(c)	Security position (or a portion of the security position) is out on loan
   	at December 31, 1995.
(d)	Collateral received for securities on loan at December 31, 1995 reinvested
    as	cash equivalents.

See Notes to the Financial Statements




TIFF U.S. EQUITY FUND


GRAPH: Comparison of change in value of $10,000 investment in TIFF U.S. Equity
       Fund and the Wilshire 5000 Stock Index. This graph is an x-y line graph with x being the date (starting at 5/31/94 and ending at 12/31/95) and y being the value of the Fund and the Index.

Policy Considerations: The Fund is designed as a core investment vehicle for that portion of an organization's assets committed to U.S. stocks. Accordingly, it employs a diverse combination of managers that, collectively, provide exposure to all major market sectors (growth, value, large cap, small cap, etc.). The Fund's distinctive structure reflects the belief that, even with expert advice, most governing boards are ill-equipped to play and win the difficult game of manager style rotation. Indeed, although TIP's Board comprises primarily full-time investment professionals, it prefers to delegate primary responsibility for making whatever "style" tilts the Fund might display to outside managers. The Fund's structure is distinctive not because it entails broad diversification across market sectors -- most multi-manager structures do this -- but because it does so by combining active strategies with a low cost "completeness" portfolio. The Fund's structure is discussed more fully in TIP's Quarterly Report dated June 30, 1995 (copies available upon request).

Performance Evaluation: Despite cash inflows exceeding 85% of its asset base at 12/31/94, the Fund managed to stay within spitting distance of the rapidly rising Wilshire 5000 Stock Index during 1995 (36.0% vs. 36.5%), thus maintaining a comfortable margin over the Index since inception net of all costs (40.6% vs. 38.9%). It is pleasing that the Fund's distinctive structure has enabled it to outperform its primary benchmark during a period when most other managed U.S. stock portfolios have lagged relevant indices: in the nineteen months that the Fund has been operational, the average diversified U.S. stock fund (based on Lipper's universe of almost 2,000 U.S. equity funds) has underperformed the Wilshire 5000 by 630 basis points and the more widely recognized but narrower S&P 500 Index by 810 basis points. (The Wilshire 5000, which confusingly encompasses over 8,000 issues, tracks all publicly traded U.S. stocks, whereas the S&P 500 tracks precisely 500 issues comprising about 75% of total U.S. stock market capitalization.)


Investment Performance (For Periods Ended December 31, 1995)


                      		                      Total Return

		                            For the Year 	    Since 	     Since Inception
		                               Ended	       Inception      	(Annualized)
                            		(12/31/95)     	(5/31/94)        	(5/31/94)

	TIFF U.S. Equity Fund	          36.02%	        40.63%	          23.98%

	Wilshire 5000 Index	            36.45%       	 38.94%	          23.04%




                                                    Shares           Value+

Long-Term Investments - 89.7%

Common Stock - 86.6%

Aerospace - 0.2%
Northrop Grumman Corp.		                             1,100      $     70,400
Rockwell International Corp.		                       3,600         		190,350
   	Total	                                                         		260,750

Agriculture - 2.5%
Archer-Daniels-Midland Co.	                          	1,942         		34,956
Eastern Equities Corp. Ltd.		                       350,000        		247,250
Eskimo Pie Corp.	                                   	15,000        		273,750
Hormel Foods Corp.		                                    600         		14,775
IBP, Inc.		                                           9,500        		479,750
International Multifoods Corp.		                      1,500         		30,188
Opta Food Ingredients, Inc.*		                        6,600         		84,975
Philip Morris Companies, Inc.		                      13,200      		1,194,600
Sara Lee Corp.	                                      	3,600        		114,750
Wrightson Ltd.		                                    295,000        		223,832
   	Total	                                                       		2,698,826

Airlines - 1.5%
Airborne Freight Corp.		                             30,000        		798,750
Alaska Air Group, Inc.*		                             8,800        		143,000
Comair Holdings, Inc.		                               3,150         		84,656
Harper Group, Inc.	                                 	25,000        		443,750
U.S. Air Group, Inc.*		                              11,400        		151,050
   	Total	                                                       		1,621,206

Banks - 3.4%
Bank of New York Co., Inc.		                          2,500        		121,875
Bankamerica Corp.		                                   2,640        		170,940
Bankers Trust New York Corp.		                        1,800        		119,700
California Federal Bank*		                            8,900        		140,175
Chemical Banking Corp.		                              3,860        		226,775
Comerica, Inc.		                                      9,900        		397,238
First Bank System, Inc.		                               800         		39,700
First Interstate Bancorp		                            2,200        		300,300
First Union Corp. (NC)		                              3,400        		189,125
J. P. Morgan & Company, Inc.		                          640         		51,360
Keycorp (New) (a)		                                   9,700        		351,625
Mellon Bank Corp.		                                   4,900        		263,375
National City Corp.		                                 6,600        		218,625
NationsBank Corp.		                                   7,000        		487,375
Premier Bancorp, Inc.		                              30,800        		719,950
   	Total	                                                       		3,798,138

Beverages - 2.1%
Anheuser-Busch Companies, Inc.	                      	1,730 	        115,694
Coca-Cola Co.		                                      17,000      		1,262,250
Coca-Cola Enterprises, Inc.		                         8,400        		224,700
PepsiCo, Inc.		                                       7,900        		441,412
Robert Mondavi Corp. - Class A*		                     3,200         		88,400
UST, Inc.		                                           4,500        		150,188
Whitman Corp.		                                       1,300         		30,225
   	Total	                                                       		2,312,869

Business Machines - 1.5%
Bay Networks, Inc.*	                                   	600         		24,675
Cabletron Systems* (a)		                              4,000        		324,000
Digital Equipment Corp.*		                            3,400        		218,025
Hewlett-Packard Co.		                                 7,380        		618,075
International Business Machines Corp.		               5,300        		486,275
New England Business Service, Inc.		                  1,200         		26,250
   	Total                                                       			1,697,300

Chemical - 5.8%
Arco Chemical Co.		                                   4,100        		199,363
Biosys, Inc.*		                                     444,759      		1,223,087
Cabot Corp.		                                         4,800        		258,600
Cytec Industries, Inc.*		                             3,000        		187,125
Dow Chemical		                                        5,600        		394,100
du Pont (E.I.) de Nemours & Company		                 6,560        		458,380
Eastman Chemical Co.		                               11,400        		713,926
EcoScience Corp.*		                                 440,300        		412,781
EnSys Environmental Products, Inc.*		               275,500        		447,688
FMC Corp.*		                                          1,700        		114,963
Gencorp, Inc.		                                       5,400         		66,150
Great Lakes Chemical Corp.		                            600         		43,200
Lubrizol Corp.		                                      5,100        		142,162
Lyondell Petrochemical Co.		                          9,200        		210,450
Mississippi Chemical Corp.		                          5,400        		125,550
Redman Industries, Inc.*		                            1,000         		33,750
Rogers Corp.*		                                      18,000        		391,500
Sealed Air Corp.*		                                   3,200         		90,000
Terra Industries, Inc.		                             10,400        		146,900
Union Carbide Corp.		                                11,300        		423,750
Wellman, Inc.		                                       9,800        		222,950
Witco Corp.		                                         2,600         		76,050
   	Total		                                                       	6,382,425

Commercial Services - 0.2%
CDI Corp.*		                                         10,900        		196,200

Computers - 1.3%
Evans & Sutherland Computer Corp.*		                  1,000 		        22,250
Iomega Corp.* (a)		                                   1,000         		48,625
Komag, Inc.*		                                        1,600         		73,800
Seagate Technology, Inc.* (a)		                      12,700        		603,250
Stratus Computer, Inc.*		                             3,700        		128,113
Sun Microsystems, Inc.*		                             8,200        		374,125
Unisys Corp.*		                                      30,400        		171,000
   	Total	                                                       		1,421,163

Computer Software - 1.0%
Activision, Inc.*	                                    	6,400        		70,400
AmeriData Technologies, Inc.*		                        5,100        		49,088
Autodesk, Inc.		                                       1,000        		34,250
Computer Associates International, Inc.		              5,100       		290,062
Micrografx, Inc.*		                                   34,900       		462,425
Oak Technology, Inc.*		                                2,800       		118,300
System Software Associates, Inc.		                     2,700        		58,725
Veritas Software Corp.*		                              1,600        		60,800
   	Total                                                       			1,144,050

Construction - 0.0% +++
American Buildings Co.*	                               1,100 	       	24,750

Container - 0.1%
Ball Corp.	                                             	810        		22,275
Overseas Shipholding Group, Inc.		                     1,700        		32,300
Temple-Inland, Inc.		                                  1,500        		66,188
   	Total	                                                         		120,763

Cosmetics - 0.8%
Alberto-Culver Co. Class B		                            3,200      		110,000
Johnson & Johnson		                                     1,310 	     	112,169
Procter & Gamble Co.		                                  7,540      		625,820
   	Total	                                                         		847,989

Drugs - 5.1%
Abbott Laboratories	                                   	1,600       		66,800
American Home Products Corp.		                          2,120      		205,640
Amgen, Inc.*		                                            800       		47,500
Autoimmune, Inc.*		                                     4,800       		54,000
Bergen Brunswig Corp. - Class A		                       2,800       		69,650
Bristol-Myers Squibb Co.		                             16,900    		1,451,288
Eli Lilly & Co.		                                       1,080       		60,750
Guidant Corp.		                                         9,800      		414,050

Gulf South Medical Supply, Inc.*		                      2,000         60,500
Interneuron Pharmaceuticals, Inc.* (a)		                4,300      		109,650
Magainin Pharmaceuticals, Inc.*		                       3,600       		47,250
Merck & Company, Inc.		                                 7,500      		493,125
Mylan Laboratories (a)		                               10,050      		236,175
Owens & Minor, Inc. Holding Co.		                      45,000      		573,750
Pfizer, Inc.		                                         14,400      		907,200
ProCyte Corp.*		                                        2,100        		5,906
Rhone-Poulenc Rorer, Inc.		                             5,300      		282,225
Schering-Plough Corp.		                                 8,600      		470,850
Vical, Inc.*		                                          2,200       		26,675
   	Total			                                                       5,582,984

Electrical Utilities - 2.9%
Baltimore Gas and Electric Co.		                        8,000      		228,000
California Energy Co., Inc.*		                         29,800      		581,100
Central Vermont Public Service		                        3,000       		40,125
CILCORP, Inc.		                                         1,000       		42,375
Commonwealth Energy System Companies		                  1,000       		44,750
Consolidated Edison Company of New York, Inc.		         4,600      		147,200
Destec Energy, Inc.*		                                  1,800       		24,750
Entergy Corp.		                                        11,290      		330,233
Long Island Lighting Co.		                             25,900      		424,113
MDU Resources Group, Inc.		                               150        		2,981
Niagara Mohawk Power Corp.		                           16,900      		162,663
Northeast Utilities		                                   6,800      		165,750
Pacific Gas and Electric Co.		                         24,200      		686,674
Public Service Company of New Mexico*		                 6,000      		105,750
TNP Enterprises, Inc.	                                 	4,500       		84,375
Unicom Corp.		                                            950       		31,113
United Illuminating Co.		                               1,700       		63,538
   	Total                                                       			3,165,490

Electronics - 2.6%
Advanced Micro Devices, Inc.	                           	2,100      		34,650
Alliance Semiconductor Corp.* (a)	                      	4,500      		52,313
Applied Magnetics Corp.*		                               1,900      		35,388
Arrow Electronics, Inc.*		                               9,400     		405,375
Avnet, Inc.		                                            6,700     		299,825
Checkpoint Systems, Inc.*		                             11,500     		429,813
Computer Products, Inc.*		                               3,700      		42,550
Cypress Semiconductor Corp.*	                           	3,000      		38,250
General Instrument Corp.*		                              4,300     		100,513
IEC Electronics Corp.*		                                   700       		6,125
Integrated Device Technology, Inc.*		                    1,300      		16,738
Intel Corp.		                                            1,800     		102,150
Logicon, Inc.		                                          1,700      		46,750
Marshall Industries*		                                   1,600        51,400
Micron Technology, Inc.		                                2,900     		114,913
National Semiconductor Corp.*		                          3,200      		71,200
Perceptron, Inc.*		                                      1,650      		36,713
Philips Electronics NV - ADR		                           4,100     		147,088
Pioneer Standard Electronics, Inc.		                     1,700      		22,525
SCI Systems, Inc.*		                                     1,600 	     	49,600
Teledyne, Inc.		                                         5,800     		148,625
Texas Industries, Inc.		                                 3,700     		196,100
Texas Instruments, Inc.		                                5,000      	258,745
Thermo Instrument Systems, Inc.*		                       1,300      		43,875
Tylan General, Inc.*		                                   1,100      		13,475
Wyle Electronics		                                       3,600     		126,450
   	Total	                                                       		2,891,149

Financial - 3.6%
American Express Co.		                                   2,050      		84,819
Bear Stearns Companies, Inc.		                          20,400 		    405,450
Capital One Financial Corp.		                            6,700 		    159,963
Citicorp		                                                 600 		     40,350
Community Bank System, Inc.		                              100 		      3,200
Corporate Investments Ltd.*		                        2,425,300 		    618,691
Dean Witter Discover & Co.		                             2,500 		    117,500
First USA, Inc.		                                          500 		     22,188
Household International, Inc.		                            970 		     57,351
Lehman Brothers Holdings, Inc.		                         8,300 		    176,375
MBNA Corp.		                                             8,200 		    302,375
Merrill Lynch & Company, Inc.		                          5,600 		    285,600
Salomon, Inc.		                                          2,800 		     99,400
San Juan Basin Royalty Trust		                         130,300 		    814,375
The Money Store, Inc. (a)		                              9,375 		    146,484
Travelers Group, Inc.		                                 10,400 		    653,900
	   Total			                                                       3,988,021

Foods - 0.8%
Dean Foods Co.		                                         3,300 		     90,750
Hudson Foods, Inc.		                                     3,900 		     67,275
Quaker Oats Co.		                                        7,600 		    262,200
RJR Nabisco Holdings Corp.		                            11,600 		    358,150
Smithfield Foods, Inc.*		                                2,800 		     88,900
   	Total			                                                         867,275

Gas Utilities - 0.4%
Brooklyn Union Gas Co.		                                 2,800 		     81,900
Indiana Energy, Inc.		                                   1,000 		     23,875
MCN Corp.		                                              4,700 		    109,275
Northwest Natural Gas Co.		                              1,000 		     33,000
Oneok, Inc.		                                            2,600        59,475
Piedmont Natural Gas Company, Inc.		                     1,000 		     23,250
Utilicorp United, Inc. (a)		                             2,500 		     73,438
   	Total			                                                         404,213

Health Care - 3.8%
Angeion Corp.*		                                         3,000 		     25,500
Bausch & Lomb, Inc.		                                    4,100 		    162,463
Baxter International, Inc.		                             4,400 		    184,250
Collagen Corp.		                                         2,200 		     46,475
Columbia/HCA Healthcare Corp.		                         12,100 		    614,075
Community Psychiatric Centers*		                         9,800 		    120,050
Health Care & Retirement Corp.*		                        1,000 		     35,000
Health Management Associates, Inc. - Class A*		          5,550 		    144,994
Horizon/CMS Healthcare Corp.*		                          8,500 		    214,625
Mariner Health Group, Inc.*		                            1,000 		     16,750
Medtronic, Inc.		                                        6,400 		    357,600
Pharmchem Laboratories*		                              184,400 		    829,800
Rotech Medical Corp.*		                                  2,400 		     66,000
Sunrise Medical, Inc.*		                                 2,600 		     48,100
Tenet Healthcare Corp.*		                               16,500 		    342,374
United Wisconsin Services, Inc.		                        1,200 		     26,400
Universal Health Services, Inc. - Class B*		            16,000 		    710,000
Vencor, Inc.*		                                          1,500 		     48,750
Vivra, Inc.*		                                           6,750 		    169,594
   	Total			                                                       4,162,800

Hotels/Restaurants - 0.5%
Morrison Restaurants, Inc.		                            20,000 		    280,000
Ryan's Family Steak House, Inc.*		                       5,200     		106,400
Starbucks Corp.*		                                       2,000 		     42,000
Wendy's International, Inc.		                            6,400 		    136,000
   	Total			                                                         564,400

Housewares - 0.7%
Clorox Co.		                                             1,200 		     85,950
Gillette Co.		                                           1,640 		     85,485
Lancaster Colony Corp.		                                 7,100 		    264,475
McKesson Corp.		                                         3,900 		    197,437
Stanhome, Inc.		                                         5,700 		    166,013
   	Total			                                                         799,360

Insurance (Life) - 0.8%
Aetna Life & Casualty Co.		                              4,700 		    325,475
Equitable Companies, Inc.		                              6,500 		    156,000
Penncorp Financial Group, Inc. (a)		                     6,200 		    182,125
Providian Corp.		                                        1,000 		     40,750
Reliastar Financial Corp.		                              2,700 		    119,813
	   Total			                                                         824,163

Insurance (Other) - 2.8%
Aflac Corp.		                                           10,450 		    453,269
Allstate Corp.		                                        14,653 		    602,605
American Bankers Insurance Group		                       3,600 		    140,400
American International Group		                             540 		     49,950
Cigna Corp.		                                            2,900 		    299,425
Fidelity National Financial, Inc.		                      1,300 		     24,213
Fremont General Corp.		                                  1,100 		     40,425
Frontier Insurance Group, Inc.		                         2,700 		     86,400
Lawyers Title Corp.		                                    1,100 		     21,038
Loews Corp.		                                            7,400 		    579,973
Orion Capital Corp.		                                    5,800 		    251,575
Paul Revere Corp. (The)		                                1,000 		     20,750
Safeco Corp.		                                           6,800 		    234,600
Selective Insurance Group		                              4,000 		    142,000
St. Paul Companies, Inc.		                               1,900 		    105,688
US Facilities Corp.		                                    1,400 		     29,925
   	Total			                                                       3,082,236

Leisure - 1.2%
AMC Entertainment, Inc.* (a)		                            1,100 		    25,713
Callaway Golf Co. (a)		                                   9,000 	    203,624
Fleetwood Enterprises, Inc.		                             7,400 	    190,550
Grand Casinos, Inc.*		                                    7,050 	    163,913
GTech Holdings Corp.*		                                   5,600 	    145,600
Harrah's Entertainment, Inc.*		                          12,100 	    293,425
Mirage Resorts, Inc.*		                                   4,600 	    158,700
Outboard Marine Corp.		                                   3,100 		    63,163
Penn National Gaming, Inc.*		                             2,400 		    30,900
Ride, Inc.* (a)		                                         1,800 		    58,725
	   Total			                                                       1,334,313

Machines - 0.3%
Electroglas, Inc.*		                                      5,200 	    127,400
Global Industrial Technologies, Inc.*		                   2,300 		    43,413
JLG Industries, Inc.		                                    2,000 		    59,500
Kulicke & Soffa Industries, Inc.*		                       2,000 		    46,500
Novellus Systems, Inc.*		                                   700 		    37,800
Regal-Beloit Corp.		                                      1,200 		    26,100
	   Total			                                                         340,713

Media - 0.4%
Viacom, Inc. - Class B*		                                 8,300 	    393,213

Metals - 0.9%
Alumax, Inc.*		                                           6,000 	    183,750
Asarco, Inc.		                                            3,000 		    96,000
Commercial Metals Co.		                                   1,000 		    24,750
Cyprus Amax Minerals Co.		                                4,900 	    128,013
Phelps Dodge Corp.		                                      8,400 	    522,900
   	Total			                                                         955,413

Mining - 0.2%
Cleveland-Cliffs, Inc.		                                  1,400 		    57,400
Coeur D'Alene Mines Corp.		                               6,100 	    104,463
   	Total			                                                         161,863

Mortgage - 0.4%
Countrywide Credit Industries, Inc.		                       800 		    17,400
Federal National Mortgage Assn.		                         3,500 	    434,438
	   Total			                                                         451,838

Motor Vehicles - 2.0%
Borg-Warner Automotive, Inc.		                            2,300 		    73,600
Chrysler Corp.		                                          9,300 	    514,987
Echlin, Inc.		                                            3,700 	    135,050
Ford Motor Co.		                                         16,400 	    475,600
General Motors Corp.		                                   13,190 	    697,422
Navistar International Corp.*		                          20,300 	    213,150
Varlen Corp.		                                            1,100 	     23,650
   Total			                                                        2,133,459

Oil/Gas (Domestic) - 1.7%
Atlantic Richfield Co.		                                  3,500 	    387,625
El Paso Natural Gas Co.		                                 6,600 	    187,275
Enron Oil & Gas Co.		                                     4,700 	    112,800
Murphy Oil Corp.		                                        5,400 	    224,100
National Fuel Gas Co.		                                   5,400 	    181,575
Occidental Petroleum Corp.		                              7,900 	    168,863
Panhandle Eastern Corp.		                                 1,400 	     39,025
Phillips Petroleum Co.		                                 12,300 	    419,738
Valero Energy Corp. (a)		                                 5,800 	    142,100
	   Total			                                                       1,863,101

Oil/Gas (International) - 3.3%
Amoco Corp.		                                             3,200 		   230,000
Chevron Corp.		                                           5,000 		   262,500
Exxon Corp.		                                            20,200    1,618,525
Helmerich & Payne, Inc.		                                 2,100 		    62,475
Mobil Corp.		                                             5,790 		   648,480
Tesoro Petroleum Corp.*		                                13,000 	    112,126
Texaco, Inc.		                                            8,700 		   682,950
Ultramar Corp.		                                          1,100 		    28,325
	   Total			                                                       3,645,381

Oil Services - 0.6%
Camco International, Inc.		                               1,900 		    53,200
Nabors Industries, Inc.*		                               16,300 		   181,337
Oceaneering International, Inc.*		                        2,900 		    37,338
Reading & Bates Corp.*		                                 16,300 		   244,500
Smith International, Inc.*		                              1,900 		    44,650
Tidewater, Inc.		                                         3,800 		   119,700
	   Total			                                                         680,725

Paper - 0.9%
Boise Cascade Corp.		                                       600 		    20,775
Boise Cascade Office Products Corp.*		                    1,000 		    42,750
Champion International Corp.		                            2,100 		    88,200
Chesapeake Corp.		                                       10,700 		   316,987
Georgia-Pacific Corp.		                                     480 		    32,940
International Paper Co.		                                 3,600 		   136,350
Mercer International, Inc.*		                             7,100 		   145,550
Union Camp Corp.		                                        2,500 		   119,063
Willamette Industries, Inc.		                             1,000 		    56,250
	   Total			                                                         958,865

Producer Goods - 4.1%
American Brands, Inc.		                                   4,400 		   196,350
American Business Products, Inc.		                        1,100 		    31,350
Applied Materials, Inc.*		                                3,600 		   141,750
Bassett Furniture Industries, Inc.		                      1,000 		    23,250
Bush Industries, Inc. - Class A		                         1,000 		    19,625
Case Corp.		                                              4,500 		   205,875
Commercial Intertech Corp.		                              1,300 		    23,563
Cummins Engine (a)		                                      6,200 		   229,400
Eaton Corp.		                                             5,210 		   279,386
Esterline Technologies Corp.*		                           2,000 		    47,250
General Electric Co.		                                    5,100 		   367,200
Miller Herman, Inc.		                                     2,200 		    66,000
Octel Communication Corp.*		                             30,000 		   967,500
Parker-Hannifin Corp.		                                   6,050 		   207,213
Quanex Corp.		                                            8,600 		   166,625
Smith (A.O.) Corp.		                                      1,600 		    33,200
Symmetricom, Inc.*		                                        200 		     2,750
Textron, Inc.		                                           6,900 		   465,750
Timken Co.		                                              3,000 		   114,750
Toll Brothers, Inc.*		                                    4,100 		    94,300
TRW, Inc.		                                               2,100      162,750
U.S. Home Corp.*		                                        2,800 		    81,550
Varity Corp.*		                                           3,100 		   115,088
Volt Information Sciences, Inc.*		                       10,000 	    272,500
Vulcan Materials Co.		                                    2,900 		   167,112
   	Total			                                                       4,482,087

Publishing - 1.3%
Bowne & Co., Inc.		                                       1,700 		    34,000
Day Runner, Inc.*		                                       1,100 		    37,950
Devon Group, Inc.*		                                      1,000 		    29,063
Dun & Bradstreet Corp.		                                  2,900 	    187,775
National Education Corp.*		                              96,400 	    783,250
Pulitzer Publishing Co.		                                 2,300 	    109,825
Steck-Vaughn Publishing Corp.*		                         37,000 	    272,875
	   Total			                                                       1,454,738

Railroad - 0.7%
Burlington Northern Santa Fe, Inc.		                      4,800 		   374,400
CSX Corp.		                                               5,400 		   246,375
GATX Corp.		                                              2,000 		    97,250
Union Pacific Corp.		                                     1,200 		    79,200
	   Total			                                                         797,225

Retail (Foods) - 0.3%
Safeway, Inc.* (a)		                                      4,300 		   221,450
Sysco Corp.		                                             3,500 		   113,750
	   Total			                                                         335,200

Retail (Other) - 3.2%
Barnes & Noble, Inc.*		                                   1,800 		    52,200
Best Buy Company, Inc.*		                                 3,600 		    58,500
Borders Group, Inc.*		                                   15,500 	    286,750
Carson Pirie Scott & Co.*		                               1,300 	     25,838
CompUsa, Inc.*		                                          4,800      149,400
Consolidated Stores Corp.*		                             18,000 	    391,500
Designs, Inc.*		                                          3,900 		    27,300
Eagle Hardware & Garden, Inc.*		                          3,600 		    27,000
Fingerhut Companies, Inc.		                               9,600 	    133,200
Gap, Inc.		                                               7,500 	    315,000
Kenneth Cole Productions, Inc. - Series A*		              2,000 		    37,500
Kmart Corp.		                                            41,900 	    303,775
Mac Frugals Bargains Close-Outs, Inc.*		                 35,200 	    492,800
Mattel, Inc.		                                            5,625 	    172,969
Nike, Inc.		                                              1,700 	    118,363
Renters Choice, Inc.*		                                   1,500 		    20,625
Ross Stores, Inc.		                                       1,700 		    32,513
Service Merchandise Co.*		                                5,600       28,000
Waban, Inc. (a)*		                                       28,900 	    541,873
Woolworth Corp.*		                                       20,500 	    266,500
	   Total			                                                       3,481,606

Services - 8.0%
AccuStaff, Inc.*		                                          200 		     8,800
Automated Security (Holdings) p.l.c. - ADR*		            75,517 		    56,638
BMC Software*		                                           2,200 		    94,050
Ceridian Corp.*		                                         1,000 		    41,250
Comdisco, Inc.		                                         13,650 	    308,831
Computer Language Research, Inc.		                       83,000    1,162,000
Computer Task Group, Inc.		                              66,500 		 1,313,375
CUC International, Inc.*		                                5,800 		   197,925
Failure Group, Inc.*		                                  159,700  		1,058,013
Hilb, Rogal & Hamilton Co.		                             36,500 		   488,188
Informix Corp.*		                                         2,400 		    72,000
ITT Educational Services, Inc.*		                        20,200 		   497,425
Kelly Services, Inc. - Class A		                          1,000 		    27,750
Kinder Care Learning Centers*		                          43,100 		   544,138
Microsoft Corp.*		                                        5,100 		   447,525
NetManage, Inc.*		                                        2,000 		    46,500
Norrell Corp.		                                           1,000 		    29,375
Oracle Corp.*		                                             500     		21,188
Parametric Technology Co.*		                              2,200 	   	146,300
PHH Corp.		                                               7,400 	   	345,950
Pittston Services Group		                                16,100 	   	505,138
Primark Corp.*		                                          2,200 	    	66,000
Rollins Truck Leasing Co.		                              18,900    		210,260
Ryder System, Inc.		                                     11,600    		287,100
Software Publishing Corp.*		                            223,400    		740,013
True North Communications, Inc.		                         1,000 		    18,500
Xtra Corp.		                                              2,000 	    	85,000
	   Total			                                                       8,819,232

Steel - 0.7%
Allegheny Ludlum Corp.		                                  5,900 		   109,150
Birmingham Steel Corp.		                                  8,300    		123,463
Carpenter Technology Corp.		                              3,000 		   123,375
LTV Corp.*		                                             10,100 	   	138,875
Lukens, Inc.		                                            2,100     		60,375
Nucor Corp.		                                             2,600    		148,525
WHX Corp.*		                                              3,800     		41,325
	   Total		                                                         	745,088

Telecommunications - 1.3%
CommNet Cellular, Inc.*		                                 3,000 		    86,625
Frontier Corp.		                                          9,200      276,000
MCI Communications Corp.		                                6,300    		164,584
SBC Communications, Inc.		                                8,900    		511,750
Tele-Communications, Inc. - Class A*		                   18,700    		371,663
U.S. Long Distance Corp.*		                               2,900 	    	40,600
	   Total			                                                       1,451,222

Telephone - 5.9%
Airtouch Communications Inc.*		                           3,600    		101,700
Ameritech Corp.		                                         9,200    		542,800
AT & T Corp.		                                           11,400    		738,150
Bell Atlantic Corp. (a)		                                 8,000    		535,001
Bellsouth Corp.		                                        13,660    		594,210
C-Tec Corp.*		                                            1,200     		37,200
Century Telephone Enterprise		                            6,800    		215,900
Cincinnati Bell, Inc.		                                   6,200    		215,450
Citizens Utilities Co. - Class A*		                       8,700    		110,925
GTE Corp.		                                              20,350    		895,400
NYNEX Corp.		                                             9,000    		486,000
Pacific Telesis Group		                                  16,200    		544,725
Sprint Corp.		                                           24,400    		972,950
U.S. West, Inc.		                                        12,600    		450,450
WorldCom, Inc.*		                                         2,400     		84,600
   	Total			                                                       6,525,461

Thrifts - 2.6%
Albank Financial Corp.		                                    600     		18,000
American Federal Bank		                                  22,000    		335,500
Astoria Financial Corp.		                                 1,400     		63,875
Charter One Financial, Inc.		                            24,000    		735,000
Coast Savings Financial, Inc.*		                          1,000     		34,623
Peoples Bank of Bridgeport, Connecticut		                28,000    		532,000
Reliance Bancorp, Inc.		                                  2,900     		42,413
Roosevelt Financial Group, Inc. (a)		                    30,000    		581,250
TR Financial Corp.		                                      5,000    		127,500
Washington Mutual, Inc. (a)		                            12,000    		346,500
   	Total		                                                       	2,816,661

Transportation - 1.7%
Air Express International Corp.		                        11,500    		264,500
American President Companies Ltd.		                      10,600 		   243,800
Consolidated Freightways, Inc.		                         12,000 	   	318,000
Expeditors International Washington, Inc.		              15,000    		391,873
Goodyear Tire & Rubber Co.		                             15,200    		689,700
   	Total			                                                       1,907,873


Utilities - 0.5%
Columbia Gas System, Inc.*		                              6,900      302,738
Pacific Enterprises		                                     1,090     		30,793
Williams Companies, Inc.		                                4,600    		201,823
   	Total			                                                         535,354

	   Total Common Stock - (Cost - $82,190,889)			                  95,129,151

Commingled Investment Vehicles - 2.9%
Highbridge Capital Corp. (PFIC)
	Commingled Investment Vehicles (Cost - $2,750,000)	      2,098 		 3,189,694

Preferred Stock - 0.2%
Norian Corp. (144A) (b)		                               295,000 		   206,500
	Preferred Stock (Cost - $206,500)

	   Total Long-Term Investments (Cost - $85,147,389)	             98,525,345

Short-Term Securities - 16.0%		                   Face	Amount
U.S. Treasury Securities - 0.2% #
U.S. Treasury Bill, 5.250% due 3/14/96 ++		$            280,000 	    273,750
	U.S. Treasury Securities (Cost - $273,750)

Other Short-Term Investments - 15.8%
Bank of Boston Time
 Deposit (Nassau), 4.810% due 1/2/96 (c)	            	3,691,125    3,691,125
Bank of Ireland Time
 Deposit (Cayman), 4.830% due 1/2/96 (c)		            1,264,000  		1,264,000
Fleet Bank MA (Nassau) Time
 Deposit, 5.813% due 1/2/96 (c)		                       682,900    		682,900
Investors Bank & Trust Company
 Repurchase Agreement, 5.450% due
	1/2/96; Issued 12/29/95
 (Collateralized by $7,110,152 FNMA
	Note, 7.206% due 3/1/24 with a market
 value of $7,250,000;
	$4,682,380 FNMA Note, 7.500% 2/1/23 with a
 market value of	$4,680,000)                         11,678,727 	 11,678,727
	Total (Cost - $17,316,752)			                                    17,316,752

	Total Short-Term Investments (Cost - $17,590,502)		             	17,590,502

	Total Investments - 105.7%  (Cost - $102,737,891)		             116,115,847

Other Assets and Liabilities - (5.7%)
Receivable for securities sold			                                    950,816
Deposit with broker for securities sold short			                  	1,013,588
Other assets			                                                      604,903
Payable for securities purchased			                                (794,409)
Market value of securities sold short (Proceeds - $1,390,691)			 (1,042,188)
Payable for collateral on loaned securities			                   (5,638,025)
Other accrued expenses and liabilities				                $      (1,309,782)
	Other assets and liabilities, net                            			(6,215,097)

Net Assets - 100.0%
Applicable to 8,891,271 outstanding $.001
 par value shares	(authorized 500,000,000 shares			       $      109,900,750

Net asset value		                                      		 $            12.36

Components of Net Assets as of December 31, 1995
 were as follows:
Capital stock at par value ($.001)                    				$            8,891
Capital stock in excess of par value				                          94,853,172
Temporary overdistribution of net investment income				            (163,255)
Accumulated net realized gain on investments, financial
 futures	contracts and short sale		                                1,305,333
Net unrealized gain on investments, financial futures
 and short sales	                                                 13,896,609
	Net Assets			                                                $  109,900,750

Short Portfolio - (0.9%)

Common Stocks - (0.9%)		Shares		Value
+

Computer Software - (0.5%)
Broadway & Seymour, Inc.*	                         	32,550 		 $    5  28,938

Services - (0.3%)
Computer Language Research		                        25,500		         357,000

Telecommunications - (0.1%)
Compression Labs*		                                 25,000           156,250

	Total Short Portfolio (Cost - $1,390,691)			                 $    1,042,188

*	Non-income producing security
+	See Note 2 to the Financial Statements
++	Assets currently held in a segregated account as collateral for financial futures
+++	Rounds to less than 0.0%
#	Interest rate represents the yield to maturity at the time of purchase.


(a)	Security position (or a portion ) is out on loan at December 31, 1995.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
    1933.  These securities		may be resold in transactions exempt from
    registration, normally to qualified institutional	buyers.  At December 31,
    1995, these securities were valued at $206,500 or 0.2% of net assets.
(c)	Collateral received for securities on loan at December 31, 1995 reinvested as cash equivalents.
See Notes to Financial Statements


TIFF BOND FUND
                                                             December 31, 1995

GRAPH: Comparison of change in value of $10,000 investment in TIFF Bond Fund and the Lehman Aggregate Bond Index. This is an x-y line graph with x being the date (startinga 5/31/94 and ending at 12/31/95) and y being the value of the Fund and the Index.


Policy Considerations: The Fund's chief aim is to help foundations weather deflationary times without being forced to liquidate their equity holdings at depressed prices. As a form of deflation "insurance," bonds emphasized by the Fund (intermediate or longer-term, high quality, non-callable) tend to perform poorly when investors are spooked by unexpected strength in the economy, as they were in 1994, and they tend to perform well when inflation concerns ease, as they did in 1995. The recent decline in bond yields has boosted the cost of deflation "insurance," and investors that are adequately "insured" might consider postponing further purchases pending higher yields. The popularity of non-callable Treasuries has caused the Fund's managers to tilt the Fund away from government issues and toward other types of bonds, including especially mortgage-backed securities. Such securities did not participate fully in the year-end rally due in part to changes in (1) accounting standards applicable to financial institutions and (2) the method rating agencies employ to assess the riskiness of insurance company portfolios.


Performance Evaluation: The Fund has produced strong absolute returns since inception (18.6% net of fees) and, despite stricter quality standards, has outperformed its peer group of taxable bond funds, but has underperformed its primary benchmark. The reasons it has lagged its primary benchmark are two-fold. First, the Fund's managers have performed unspectacularly since the Fund's inception: one manager is comfortably ahead of its benchmark, two are slightly ahead, and the fourth is moderately behind. Second, although FAI has otherwise allocated the Fund's assets in a sector-neutral manner, the Fund has for some time maintained a small tilt toward foreign bonds via Fischer Francis Trees & Watts ("FFTW"). This tilt proved profitable in 1994 but hampered results in 1995. In light of the recent relative strength of U.S. bonds, FAI is maintaining a modest (7.4%) tilt in favor of foreign issues (7.4% = FFTW's 12% allocation times foreign bonds' 62% weight in FFTW's benchmark). FFTW is incentivized to hedge foreign currency exposure, and the foreign bonds it has purchased (all governments) are typically hedged back into U.S. dollars.


Investment Performance (For Periods Ended December 31, 1995)


                         		                      Total Return

		                                For the Year      	Since	   Since Inception
		                                    Ended	       Inception	  (Annualized)
		                                  (12/31/95)	    (5/31/94)	    (5/31/94)


	TIFF Bond Fund	                       18.07%	       18.61%	       11.36%

	Lehman Aggregate Bond Index	          18.48%	       19.39%       	11.82%



TIFF BOND FUND-STATEMENT OF NET ASSETS
                                                           December 31, 1995

                                                 Face Amount (a)      Value+

Long-Term Investment - 104.8%

Bonds - 103.8%

Asset-Backed Securities - 6.4%
Advanta Credit Mst Tst FRN, Ser. 1995-A,
 Class A, 6.118% due 1/01/03	                        950,000		    $  950,541
Advanta Mortgage Trust, Ser. 1994-3,
 Class A4, 8.490% due 1/25/26	                      	325,000       		354,474
Case Equipment Loan Trust, Ser. 1995-A,
Class A, 7.300% due 3/15/02	                        	263,623       		269,709
Daimler-Benz Vehicle Trust, Ser. 1994-A,
 Class A, 5.950% due 12/15/00		                       94,739        		94,861
First USA Cr Mst Trust FRN, Ser. 1993-3,
 Class A, 6.250% due 12/15/00	                      	850,000       		852,158
GMAC Grantor Trust, Ser. 1993-A,
 Class A, 4.150% due 3/16/98		                        46,284        		46,109
GMAC Grantor Trust, Ser. 1994-A,
 Class A, 6.300% due 6/15/99		                       619,645       		624,875
Lannar Central Partners, 8.120% due 9/15/02		        190,000       		191,317
Mellon Bk Credit Trst FRN, Ser. 1995-A,
 Class A, 6.003% due 4/15/03	                       	500,000       		500,255
Merrill Lynch Mtg Inv., Ser. 1995-C2,
 Class A1, 7.380% due 6/15/21	                      	228,544       		235,115
Nationsbank Auto Trust, Ser. 1995-A,
 Class A, 5.850% due 6/15/02	                       	356,782       		358,390
Premier Auto Trust, Ser. 1993-2,
 Class A3, 4.900% due 10/15/98	                     	406,665       		405,034
Premier Auto Trust, Ser. 1995-3,
 Class A3, 5.950% due 12/6/98		                      475,000       		478,035
Standard Credit Card Trust, Ser. 1995-10,
Class A, 5.900% due 2/7/01	                         	450,000       		454,320
   	Total Asset-Backed Securities (Cost - $5,752,286)		           	5,815,193

Corporate Obligations - 19.0%
American Airline, Inc., Ser. 91-A,
 10.180% due 1/02/13		                               705,000       		884,473
Applied Material, Inc., 8.000% due 9/01/04		         500,000 	      	546,755
Brascan Ltd., 7.375% due 10/1/02		                   415,000       		429,708
California Petroleum Transport, 8.520% due 4/1/15		  325,000 	      	388,030
Celulosa Aruaco Constitution, 7.000% due 12/15/07		  500,000       		503,188
Commonwealth Edison Co., 6.400%, due 10/15/05		      500,000       		485,261
Consolidated Edison Co. of New York,
 7.625% due 3/1/04		                                 640,000       		700,814
Dr. Pepper/7 Up, 11.500% due 11/1/02		               330,000       		309,375
Electronic Data Systems (144A),
 7.125% due 5/15/05 (b)		                            500,000       		534,303
Equitable Life (144A), 7.700% due 12/1/15 (b)	      	255,000 	      	258,885
Farmers Insurance Exchange (144A),
 8.625% due 5/1/24 (b)		                             210,000       		212,979
First USA Bank, 8.200% due 2/15/98		                 665,000       		696,379
Fisher Scientific Group, Inc., 7.125% due 12/15/05		 415,000 	      	417,209
Ford Capital BV, 10.125% due 11/15/00		              700,000       		822,202
Ford Motor Credit, 6.375% due 10/6/00		              425,000       		432,604
Goldman Sachs Group LP (144A) (b)		                  455,000       		476,291
Household Bank FSB, 8.450% due 12/10/02		          1,100,000     		1,239,812
K-Mart Funding Corp., 8.800% due 7/1/10		            610,000       		489,680
Martin Marietta Material, 7.000% due 12/1/25		       375,000       		385,723
Methanex Corp. (Canada), 7.750% due 8/15/05		        965,000     		1,021,839
Nabisco, Inc., 7.050% due 7/15/07		                  500,000       		514,360
Occidental Petroleum Corp., 10.125% due 9/15/09		    500,000       		649,055
Phibro-Salomon, Inc., 11.625% due 8/1/15		            89,000        		94,867
Prudential Insurance (144A), 8.300% due 7/1/25 (b)		 405,000 	      	435,646
Rodamco NV, 7.300% due 5/15/05		                     100,000 		      107,160
Rollins Truck Leasing Corp., 7.000% due 3/15/01		    400,000 	      	415,145
Salomon, Inc. MTN, 7.250% due 5/1/98		               570,000       		581,827
Southtrust Corp., 8.625% due 5/15/04		               500,000       		572,328
Tektronix, Inc., 7.625% due 8/15/02		                500,000       		528,156
W. R. Grace & Co., 8.000% due 8/15/04		            1,100,000     		1,214,165
Walt Disney Co., 7.550% due 7/15/23		                415,000       		448,426
Wendy's International, Inc., 7.000% due 12/15/25		   535,000       		542,046
   	Total Corporate Obligations (Cost - $16,404,441)             	17,338,691

Foreign Government Obligations - 8.3%
Australian Government, 7.500% due 7/15/05		           40,000 AUD  	   28,476
Australian Government, 8.750% due 1/15/01		          250,000 AUD    	193,385
Belgium (Kingdom of), 9.000% due 6/27/01		         9,500,000 BLG    	371,688
Bundesobligation, 6.750% due 9/15/99		             1,100,000 DMK	    826,652
Bundesrepublic Deutschland, 6.7500% due 4/22/03		    500,000 DMK    	369,637
Buoni Poliennali del Tes, 8.500% due 8/1/99		    830,000,000 ITL    	497,170
Canadian Government, 6.500% due 6/1/04		             230,000	CAD    	162,883
Denmark (Kingdom of), 8.000% due 3/15/06		           620,000 DMK    	117,991
Denmark (Kingdom of), 9.000% due 11/15/98		          200,000 DMK     	39,318
French Treasury Bill, 7.000% due 10/12/00		          400,000 FF      	85,663
French Treasury Bill, 7.750% due 4/12/00		         4,500,000 FF     	986,904
Italy-Global Bond, 6.875% due 9/27/23		              455,000	ITL    	444,763
Japan Government Bond, 3.400% due 6/20/05		        6,900,000 JPY     	68,524
Japan Government Bond, 4.600% due 9/20/04		       12,700,000 JPY    	137,566
Japan Government Bond, 4.100% due 12/22/03		     101,000,000 JPY  	1,055,349
Japan Government Bond, 5.700% due 6/20/02		       25,000,000 JPY    	286,925
Netherlands Government, 5.750% due 1/15/04		         650,000 NLD    	403,686
Spanish Government, 10.100% due 2/28/01		         18,000,000 ESP    	150,156
Spanish Government, 7.400% due 7/30/99		          20,000,000 ESP    	155,880
Swedish Government, 11.000% due 1/21/99		          1,700,000 ESP    	276,126
Treuhandanstalt Obligation, 6.375% due 7/1/99		      200,000	DMK    	148,092
United Kingdom Treasury, 6.750% due 11/26/04		       120,000 GB     	178,244
United Kingdom Treasury, 7.000% due 11/6/01		        370,000 GB     	574,886
   	Total Foreign Government
    Obligations (Cost - $7,213,054)		                             	7,559,964

Mortgage-Backed Securities - 44.4%
Federal Home Loan Mortgage Assn. (TBA),
 7.500% due 8/1/07		                               1,600,000     		1,646,500
Federal Home Loan Mortgage Corp. ARM,
 7.821% due 7/1/22		                                 502,631       		518,445
Federal Home Loan Mortgage Corp.
 Gold (TBA), 7.000% due 5/13/96	                  	1,600,000     		1,614,000
Federal Home Loan Mortgage Corp.
 Gold (TBA), 7.000% due 3/18/96	                  	2,500,000     		2,548,436
Federal Home Loan Mortgage Corp. PO,
 Ser. 1689, due 3/15/24		                            120,847       		114,917
Federal Home Loan Mortgage Corp.,
 6.002% due 9/1/25		                                 905,207       		924,004
Federal Home Loan Mortgage Corp.,
 6.140% due 3/18/99		                                120,000       		120,110
Federal Home Loan Mortgage Corp.,
 6.350% due 3/7/01		                                 510,000       		516,436
Federal Home Loan Mortgage Corp.,
 7.000% due 5/1/09 (c)		                             888,267       		905,474
Federal Home Loan Mortgage Corp.,
  7.500% due 9/1/25	                              	1,485,663     		1,524,638
Federal Home Loan Mortgage Corp.,
 7.500% due 8/1/25		                               1,285,867     		1,319,601
Federal Home Loan Mortgage Corp.,
 7.500% due 12/1/24		                                423,786       		434,904
Federal Home Loan Mortgage Corp.,
 7.500% due 8/1/24		                               1,583,819     		1,625,369
Federal Home Loan Mortgage Corp.,
 7.500% due 4/1/24		                               1,213,521     		1,245,358
Federal Home Loan Mortgage Corp.,
 7.500% due 2/1/23		                                  58,134        		59,659
Federal Home Loan Mortgage Corp.,
 8.500% due 3/1/25		                                 823,983       		859,569
Federal Home Loan Mortgage Corp.,
 8.500% due 9/1/24		                               1,159,848     		1,209,938
Federal Home Loan Mortgage Corp. Gold,
 7.000% due 3/16/96		                              1,000,000     		1,009,688
Federal Home Loan Mortgage Corp. Gold,
 7.000% due 8/1/25		                               1,500,001     		1,514,687
Federal Home Loan Mortgage Corp.,
 Ser. 1576, 6.000% due 1/15/08	                     	700,000       		698,592
Federal National Mortgage Assn. PO,
 Ser. 1992-153 due 9/25/97		                          21,408       		195,834
Federal National Mortgage Assn.,
 4.750% due 2/25/09		                                875,000 	      	868,253
Federal National Mortgage Assn., 6.080%
 due 9/3/03	                                        	200,000 	      	196,498
Federal National Mortgage Assn., 6.200%
 due 7/10/03	                                       	345,000 	      	342,138
Federal National Mortgage Assn., 6.500%
 due 1/1/24                                       		 482,370 	      	477,167
Federal National Mortgage Assn., 6.500%
 due 4/25/08	                                       	183,580 	      	181,155
Federal National Mortgage Assn., 7.000%
 due 3/1/24		                                      1,707,822     		1,722,921
Federal National Mortgage Assn., 7.500%
 due 10/1/25		                                     1,249,531     		1,281,098
Federal National Mortgage Assn., 7.500%
 due 9/1/25		                                        598,150       		613,261
Federal National Mortgage Assn., 8.000%
 due 1/1/25		                                        649,848       		672,952
Federal National Mortgage Assn., 8.000%
 due 5/1/24		                                        906,946       		939,190
Federal National Mortgage Assn., 8.000%
 due 5/1/25		                                        959,323       		993,429
Government National Mortgage Assn. (TBA),
 5.500% due 3/24/96		                              3,000,000     		3,003,750
Government National Mortgage Assn. (TBA),
 6.000% due 1/24/97		                              1,000,000     		1,007,417
Government National Mortgage Assn. (TBA),
 5.500% due 5/1/09		                               2,000,000     		2,001,875
Government National Mortgage Assn.,
 6.500% due 9/20/25 (c)		                          1,480,759     		1,498,911
Government National Mortgage Assn.,
 7.000% due 5/15/24 (c)		                          1,401,761     		1,419,692
Government National Mortgage Assn.,
 7.000% due 6/15/24 (c)		                            973,358       		985,809
Government National Mortgage Assn.,
 7.000% due 7/15/23 (c)		                            587,137       		594,647
Government National Mortgage Assn.,
 9.500% due 10/15/24 (c)		                           871,232       		933,119
   	Total Mortgage-Backed Securities
    (Cost - $39,096,478)		                                       	40,339,441

Municipal Securities - 0.9%
New York, New York, General Obligation,
Ser. F, 5.750% due 2/1/04	                          	785,000       		794,043
   	Total Municipal Securities (Cost - $790,691)

U.S. Government and Agency Obligations - 1.8%
Federal National Mortgage Assn. MTN,
 6.290% due 10/04/00		                               475,000       		488,889
Federal National Mortgage Assn. MTN,
 5.200% due 7/10/98		                                450,000       		444,550
Tennessee Valley Authority,
7.850% due 6/15/44		                                 500,000       		531,554
Tennessee Valley Authority,
 8.250% due 11/15/96		                               200,000       		204,928
    Total U.S. Government and Agency
    Obligations (Cost - $1,600,768)		                             	1,669,921



U.S. Treasury Securities - 23.0%
U.S. Treasury Note, 9.250% due 1/15/96		             200,000 	       200,500
U.S. Treasury Note, 6.250% due 1/31/97		             200,000 	      	202,187
U.S. Treasury Note, 6.750% due 5/31/97		           3,055,000     		3,118,008
U.S. Treasury Note, 6.500% due 8/15/97		           3,200,000 		    3,264,000
U.S. Treasury Note, 7.875% due 1/15/98	             	200,000 	      	210,187
U.S. Treasury Note, 4.750% due 10/31/98		            530,000       		522,877
U.S. Treasury Note, 5.875% due 3/31/99	             	145,000 	      	147,583
U.S. Treasury Note, 6.750% due 6/30/99		             920,000 	      	961,686
U.S. Treasury Note, 7.500% due 10/31/99		            335,000 		      359,706
U.S. Treasury Note, 7.875% due 11/15/99		            200,000       		217,437
U.S. Treasury Note, 6.750% due 4/30/00		             105,000       		110,513
U.S. Treasury Note, 6.125% due 7/31/00		             600,000    	   	617,812
U.S. Treasury Note, 5.750% due 10/31/00		          2,300,000 		    2,335,215
U.S. Treasury Note, 7.500% due 11/15/01		            475,000 		      523,538
U.S. Treasury Bond, 8.750% due 5/15/17	           	2,065,000     		2,731,605
U.S. Treasury Bond, 7.875% due 2/15/21		             550,000       		677,015
U.S. Treasury Bond, 8.125% due 5/15/21		           1,295,000 	    	1,638,984
U.S. Treasury Bond, 7.625% due 2/15/25		           1,745,000     		2,132,172
U.S. Treasury Strip, 5.222% due 2/15/20 #		        4,520,000     		1,010,125
   	Total U.S. Treasury Securities
    (Cost - $20,367,272)			                                       20,981,150

	   Total Bonds (Cost - $91,224,990)                           			94,498,403

                                                    Shares
Preferred Stock - 1.0%
Central Hispano Cap Ltd. 10.500% Series A		          20,035 		       548,458
Santander Overseas Bank 10.640% Series A		           13,400        		361,800
   	Total Preferred Stock (Cost - $893,992)			                       910,258

	   Total Long-Term Investments (Cost - $92,118,982)		           	95,408,661

Short-Term Investments - 11.0%
		                                                Face	Amount(a)
Bank Obligations - 3.3%
Bank of Boston (Nassau) Time Deposit,
 4.500% due 1/2/96		                              $  2,492,000 	  	2,492,000
Bank of Boston (Nassau) Time Deposit,
 4.810% due 1/2/96 (d)		                               233,600     		233,600
Bank of Ireland (Cayman) Time Deposit,
 4.810% due 1/2/96 (d)		                               268,000     		268,000
   	Total Bank Obligations (Cost - $2,993,600)	                  		2,993,600

		                                                  Contracts
Long Options - 0.0% +++
U.S. 10 Yr. Treasury Note March '96
 Call Expiring 2/17/96		                                     8 	     	10,750
   	Total Options (Cost - $4,625)

                                                  Face Amount (a)    Value+
U.S. Treasury Obligations - 0.1% #
U.S. Treasury Bill, 5.340% due 3/28/96 ++		       $     50,000 		$    49,410
U.S. Treasury Bill, 5.170% due 6/6/96 ++		              10,000 	    	  9,784
   	Total U.S. Treasury Obligations (Cost - $59,378)			               59,194

Repurchase Agreements - 7.6%
Investors Bank & Trust Company Repurchase
 Agreement, 5.450% due	1/2/96; Issued 12/29/95.
 (Collateralized by $1,903,797 FNMA	Note,
 7.500% due 6/1/22 with a market value of
 $1,900,000;	and $3,355,433 FNMA Note, 7.606%
 due 11/1/22 with a	market value of $3,430,000)     	4,456,148   		4,456,148
Morgan Stanley Repurchase Agreement,
 5.960% due 1/2/96; Issued		12/29/95;
 (Collateralized by $1,488,293 FNMA Note,
 7.500%	due 12/1/06 with a market
 value of $1,535,965) 	                              1,500,000   		1,500,000
Morgan Stanley Repurchase Agreement, 5.750%
 due 1/2/96; Issued	12/29/95 (Collateralized
 by $895,000 U.S. Treasury Note,	8.875% due
 5/15/00 with a market value of $1,016,384)	         1,000,000 	  	1,000,000
   	Total Repurchase Agreements
    (Cost - $6,956,148)		                                         	6,956,148

	   Total Short-Term Securities
    (Cost - $10,013,751)		                                       	10,019,692

	    Total Investments - 115.8%
     (Cost - $102,132,733)		                                    	105,428,353

Other Assets and Liabilites - (15.8%)
Receivable for forward currency contracts	                      			5,391,530
Receivable for securities sold			                                 	3,726,747
Other assets			                                                   	1,495,259
Payable for securities purchased		                             		(18,309,500)
Payable for collateral on loaned securities		                     		(501,600)
Payable for forward currency contracts		                        		(5,456,554)
Other accrued expenses and liabilities		                          		(702,579)
	   Other assets and liabilities, net	                         		(14,356,697)

Net Assets - 100.0%		                                       		  $ 91,071,656
Applicable to 8,812,848 outstanding $.001
 par value shares	(authorized 500,000,000 shares)

Net asset value per share				                                   $      10.33

Components of Net Assets as of
 December 31, 1995 were as follows:
Capital stock at par value ($.001)				                          $      8,813
Capital stock in excess of par value			                          	88,049,070
Accumulated net realized loss on investments,
 financial futures and	options contracts and
 foreign-currency related transactions 		                           (155,453)
Net unrealized appreciation on investments,
 financial futures contracts and on assets
 and liabilities denominated in foreign
 currencies		                                                     	3,169,226
	   Net Assets			                                               $ 91,071,656


#	Interest rate shown represents yield to maturity at the time of purchase.
+	See Note 2 to the Financial Statements.
++	Assets currently held in a segregated account as collateral for financial futures contracts.
+++	Rounds to less than 0.0%.

(a)	Face amount stated in U.S. dollars unless otherwise noted.
(b)	Security exempt from registration under Rule 144A of the Securities Act of
    1933. 	These securities may be resold in transactions exempt from
    registration, normally	to qualified institutional buyers.  At December 31,
    1995, these securities were valued at $1,918,104 or 2.1% of net assets.
(c)	Assets currently held (or a portion) in a segregated account as collateral for TBAs.
(d)	Collateral received for securities on loan at December 31, 1995 reinvested
    as	cash equivalents.

ARM	 Adjustable Rate Mortgage
FRN	 Floating Rate Note.  Rate shown is the coupon rate at December 31, 1995.
MTN	 Medium Term Note
PO	  Principle-Only Obligation
TBA	 Security is subject to delayed delivery.  See Notes to the Financial
     Statements.


	See Notes to the Financial Statements



TIFF SHORT-TERM FUND
                                                            December 31, 1995

GRAPH: Comparison of change in value of $10,000 investment in TIFF Short-Term
       Fund and the Merrill Lynch 182-Day Treasury Bill Index. This ia an x-y line graph wit x being the date (starting at 5/31/94 and ending at 12/31/95) and y being the value of the Fund and the Index.

Policy Considerations: As experienced foundation fiduciaries, the cooperative's directors recognize that many foundations seek to control downward fluctuations in the monetary value of assets earmarked for spending within twelve months by investing them exclusively in cash equivalents, either directly or via money market funds. However, TIFF studies of the risk and return characteristics of alternate short-term investment strategies suggest that a short-term income fund whose average maturity ranges between the one to three months typical of regulated money market funds and the six months inherent in the TIFF Short-Term Fund's performance benchmark, arguably comports better with foundations' short-term investment goals than money market funds per se. Although the market value of six-month Treasury Bills can decline when short-term interest rates are rising sharply, there is a high probability that such instruments will produce positive total returns in any given month. To ensure that the Fund's managers do not take undue risks in their efforts to outperform their 6-month Treasury Bill benchmark, TIP imposes on them a number of restrictions (codified in the Prospectus), including maturity limits which ensure that the average duration of the Fund's holdings does not exceed 6 months. Also, while the Fund may own debt securities of all grades, not more than 5% of its total assets may be invested in securities rated below investment grade (i.e., rated below BBB by S&P or Baa by Moody's).



Performance Evaluation: The Fund's aim (admittedly modest) is to outperform its 6-month Treasury Bill benchmark net of all costs. In its first nineteen months of operations, the Fund has outperformed this benchmark by 0.2% net of expenses.


Investment Performance (For Periods Ended December 31, 1995)


                             		                      Total Return


		                                        For the Year   	Since	 Since Inception
		                                            Ended	    Inception 	(Annualized)
		                                          (12/31/95)	 (5/31/94)	  (5/31/94)


	TIFF Short-Term Fund	                         6.43%	     9.68%	      6.00%

	Merrill Lynch 182-Day Treasury Bill Index	    6.54%	     9.47%	      5.87%




TIFF SHORT-TERM FUND-STATEMENT OF NET ASSETS

                                                  Face Amount         Value+

Asset-Backed Securities - 30.1%
Banc One Auto Trust, Ser. 1995-A, Class A2,
 6.650% due 5/15/97                              $  1,993,139   $  2,001,110
Bridgestone/Firestone Master Trust,
Ser. 1992-A, Class A, 6.250% due 12/1/99              208,333        208,639
CARAT Ser. 1993-2, Class A4, 4.700% due 5/15/97       695,293        694,312
CARAT Ser. 1992-1, Class A3, 5.750% due 12/15/97      823,714        823,971
Carco Auto Loan Master Trust, Ser. 1991-3,
 Class A, 7.875% due 3/15/98                        3,000,000      3,035,906
Case Equipment Loan Trust, Ser. 1994-C,
 Class A1, 7.600% due 12/15/97                        806,007        814,276
Caterpillar Financial Asset Trust, Ser.
 1995-A, Class A1, 5.850% due 8/25/96                 883,775        883,775
Cont. Home Equity Loan Trust, Ser. 1995-4,
 Class A1, 6.400% due 11/15/96                      1,727,645      1,743,302
Discover Card Trust, Ser. 1992-A, Class A,
 5.500% due 5/16/98                                   937,500        935,737
Discover Card Trust, Ser. 1991-C, Class A,
 7.200% due 4/16/98                                   500,000        500,120
First Deposit Master Trust, Ser. 1993-1,
 Class A, 4.900% due 6/15/00                          812,500        811,557
National Credit Card Trust, Ser. 1989-4,
 Class A, 9.450% due 12/31/97                       3,000,000      3,047,367
Navistar Financial, Ser. 1994-C, Class A1,
 7.650% due 12/22/97                                1,392,083      1,401,589
Premier Auto Trust, Ser. 1995-1, Class A2,
 7.350% due 5/4/97                                  2,072,300      2,081,851
Premier Auto Trust, Ser. 1995-2, Class A2,
 6.650% due 3/4/97                                  1,792,528      1,797,402
Prudential Bank & Trust Master Trust,
 Ser. 1992-A, Class A, 6.250% due 7/15/98           1,458,333      1,458,434
Sears Credit Account Trust, Ser. 1991-A,
 Class A, 8.850% due 3/15/98                        4,000,000      4,027,716
Standard Credit Card Master Trust,
  8.000% due 10/7/97                                2,750,000      2,782,722
    Total Asset-Backed Securities
    (Cost - $29,063,582)                                          29,049,786

Bank Obligations - 34.2%
Abbey National p.l.c. Eurodollar CD,
 5.750% due 1/2/96                                  4,000,000      3,999,259
Bank of America (London) Eurodollar CD,
 5.780% due 1/24/96                                 4,000,000      4,000,124
Bank of Boston (Nassau) Time Deposit,
 4.500% due 1/2/96                                  4,213,000      4,213,000
Bayerische Hypotheken Yankee CD,
 6.430% due 4/19/96                                 4,000,000      4,009,834
NationsBank Texas N.A. FRN,
 5.913% due 12/18/98                                4,000,000      3,995,316
Seattle First National Bank, 5.800% due 1/3/96      4,000,000      4,000,000
Societe Generale Yankee CD, 5.750% due 3/8/96       4,000,000      4,000,000
West Deutsche Bank Time Deposit,
 5.750% due 1/2/96                                  4,800,000      4,800,000
    Total Bank Obligations (Cost - $33,022,217)                   33,017,533

Commercial Paper - 28.6% #
Ford Motor Credit Corp., 5.480% due 3/29/96         4,000,000      3,943,373
Harvard University, 6.050% due 1/2/96               4,000,000      3,997,311
Koch Industries, 5.940% due 1/2/96                  4,000,000      3,997,360
Sandoz Corp., 5.480% due 3/27/96                    4,000,000      3,944,591
Student Loan Corp., 5.720% due 1/8/96               4,000,000      3,944,071
Sweden (Kingdom of), 5.600% due 4/4/96              4,000,000      3,894,222
Swedish Export Credit, 5.480% due 3/28/96           4,000,000      3,945,200
    Total Commercial Paper (Cost - $27,666,129)                   27,666,128

Corporate Obligations - 3.2%
FCC National Bank MTN FRN, 5.310% due 2/20/96         280,000        279,850


General Electric Capital Corp. FRN,
 5.350% due 5/12/97                                   280,000        279,081
Wells Fargo & Co. FRN, 5.813% due 4/7/97            2,500,000      2,495,575
    Total Corporate Obligations (Cost - $3,058,204)                3,054,506

U.S. Government and Agency Obligations - 0.5%
Federal Home Loan Bank FRN, 5.250% due 9/2/97         500,000        499,037
   U.S. Government and Agency Obligations
   (Cost - $500,000)

U.S. Treasury Obligations - 62.0% #
U.S. Treasury Bill, 5.315% due 4/4/96 (a)             500,000        487,008
U.S. Treasury Bill, 4.960% due 7/5/96              59,000,000     57,495,919
U.S. Treasury Bill, 5.020% due 12/12/96             2,000,000      1,906,464
    Total U.S. Treasury Obligations
    (Cost - $59,886,093)                                          59,889,391

    Total Investments - 158.6%
    (Cost - $153,196,225)                                        153,176,381

Other Assets and Liabilities - (58.6%)
Other assets                                                         995,026
Accounts payable for securities purchased                        (57,495,918)
Other accrued expenses and liabilities                               (95,570)
 Other assets and liabilities, net                               (56,596,462)

Net Assets - 100.0%
Applicable to 9,651,158 shares outstanding
 $.001 par value
 (authorized 500,000,000 shares)                                $ 96,579,919

Net asset value per share                                       $      10.01

Components of Net Assets as of December 31,
 1995 were as follows:
Capital stock at par value ($.001)                              $      9,651
Capital stock in excess of par value                              96,620,005
Temporary overdistribution of net investment income                  (24,102)
Accumulated net realized (loss) on investments
 and financial futures and options contracts                          (8,404)
Net unrealized (depreciation) on investments and
 financial futures contracts                                         (17,231)
    Net Assets                                                  $ 96,579,919

+ See Note 2 to the Financial Statements.
# Interest rate represents yield to maturity at the time of purchase.
MTN Medium Term Note.
FRN Floating Rate Note.  Rate shown is the coupon rate at December 31, 1995.

(a) Assets currently held (or a portion) in a segregated account as collateral for financial futures contracts.

 See Notes to the Financial Statements



STATEMENT OF OPERATIONS
                             Period from January 1, 1995 to December 31, 1995

                                                  Tiff Multi-     Tiff Int'l.
                                                  Asset Fund*     Equity Fund
Investment income

Interest                                   	     $   986,399 	   $   860,779
Dividends (net of withholding taxes
 of $9,779 for Multi-Asset	Fund and
 $315,929 for Int'l. Equity Fund)                	 1,399,493     		2,255,943

	   Total investment income	                       2,385,892     		3,116,722

Operating expenses

Investment advisory fees                            	 98,784       		181,406
Money Manager fees                                 	 110,009 	      	356,496
Custodian fees                                     	 106,014       		485,073
Administration fees                                 	 41,750       		104,420
Shareholder recordkeeping fees                       	 8,777        		20,723
Audit fees                                           	 4,924        		36,315
Legal fees                                           	 5,489         		9,731
Insurance expense                                    	 3,688        		10,003
Amortization of organizational costs                 	 1,712         		4,659
Registration filing fees                            	 18,314        		65,871
Miscellaneous fees and expenses                        	 504        		16,462

	   Total operating expenses                       	 399,965     		1,291,159

Investment income, net                           	 1,985,927     		1,825,563

Net realized and unrealized gain (loss)
 on investments, financial	futures and
 options contracts, short sales and
 foreign currency-related transactions

Net realized gain (loss) on investments          	 2,294,882 	     	(298,405)
Net realized (loss) on short sales                	 (828,560)            		-
Net realized gain on financial futures
 and options contracts                              	 77,007	     	1,286,461
Net realized gain (loss) from foreign
 currency-related transactions                      	 29,616      		(484,535)
Net unrealized appreciation on investments       	 4,682,885    		10,420,081
Net unrealized appreciation on short sales	           85,878	             	-
Net unrealized appreciation (depreciation)
 on financial futures contracts                    	 117,831	      	(213,221)
Net unrealized appreciation (depreciation)
 on translation of assets and	liabilities
 in foreign currencies	                              (31,752)	      	122,188

	   Net realized and unrealized gain on
    investments,	financial futures and
    options contracts, short sales and
	   foreign currency-related transactions	         6,427,787    		10,832,569

	   Net increase in net assets resulting
    from operations	                           $   8,413,714 		 $ 12,658,132


Commencement of Operations (March 31, 1995)

See Notes to Financial Statement



                                                TIFF Emerging    TIFF U.S.
                                                Markets Fund     Equity Fund
Investment income

Interest	                                       $   236,102 		  $    718,190
Dividends (net of withholding taxes
 of $55,045 for Emerging                          	 918,277     		 1,448,062
	Markets and $2,049 for U.S.
 Equity Fund)

	   Total investment income	                      1,154,379 	    	 2,166,252

Operating expenses

Investment advisory fees	                            78,017        		123,379
Money Manager fees	                                 514,047 	       	256,118
Custodian fees	                                     532,187        		234,615
Administration fees	                                 34,103         		53,913
Shareholder recordkeeping fees	                      11,408         		15,645
Audit fees	                                          17,680         		23,245
Legal fees	                                           4,371	          	6,635
Insurance expense	                                    4,318          		6,712
Amortization of organizational costs                 	2,012          		3,129
Registration filing fees	                            29,824         		41,227
Miscellaneous fees and expenses	                      7,056	         	10,919

	   Total operating expenses	                     1,235,023        		775,537

Investment income (loss), net	                      (80,644)     		1,390,715

Net realized and unrealized gain (loss)
 on investments, financial	futures and
 options contracts, short sales and
 foreign	currency-related transactions

Net realized gain (loss) on investments	         (7,598,170)     		7,505,196
Net realized (loss) on short sales                      	 -       		(131,883)
Net realized gain on financial
 futures contracts                                      	 -   		   3,187,797
Net realized (loss) from foreign
currency-related transactions                     	(224,784)          		(457)
Net unrealized appreciation on investments      	 3,252,660    		 12,933,981
Net unrealized appreciation short sales                 	 -        		 82,936
Net unrealized (depreciation) on financial
 futures contracts                                      	 -       		(115,050)
Net unrealized (depreciation) on
 translation of assets and
	liabilities in foreign currencies	                 (10,697)             		-

	  Net realized and unrealized gain (loss)
   on investments, financial futures and
   options contracts, short sales and
	  foreign currency-related transactions
  	(4,580,991)                                                  		23,462,520

	    Net increase (decrease) in net assets
     resulting from operations	               $   (4,661,635) 	 $ 24,853,235

See Notes to Financial Statements


                                                     TIFF           TIFF
                                                  Bond Fund      Short-Term
Investment income

Interest	                                      $   5,525,883		 $   5,191,265
Dividends                                           	 76,028             		-

	   Total investment income	                       5,601,911    		 5,191,265

Operating expenses

Investment advisory fees                             	75,577        		25,534
Money Manager fees	                                  124,645       		164,742
Custodian fees	                                      368,877 	      	124,692
Administration fees	                                  50,356        		56,753
Shareholder recordkeeping fees	                       15,443        		11,024
Audit fees	                                           28,419        		24,315
Legal fees	                                            5,013	         	7,905
Insurance expense	                                     6,413         		7,002
Amortization of organizational costs	                  2,983         		3,263
Registration filing fees	                             48,142        		24,624
Miscellaneous fees and expenses	                      10,544        		13,921

	   Total operating expenses	                        736,412       		463,775

	   Waiver of investment advisory
    and a portion of Money	Manager
    and administration fees	                               -		      (106,989)

   	Total expenses                                  	736,412	       	356,786

Investment income, net                            	4,865,499     		4,834,479

Net realized and unrealized gain (loss)
 on investments, financial futures and
 options contracts, short sales and
 foreign currency-related transactions

Net realized gain on investments	                  3,497,301       		391,447
Net realized gain on financial futures
 and options contracts	                              173,991        		12,641
Net realized (loss) from foreign
 currency-related transactions                     	(148,729)            		-
Net unrealized appreciation (depreciation)
 on investments	                                   4,268,283       		 (9,875)
Net unrealized appreciation (depreciation)
 on financial futures contracts                     	(93,331)        		2,613
Net unrealized appreciation on translation
 of assets and	liabilities in
 foreign currencies	                                   9,907             		-

	    Net realized and unrealized gain on
     investments, financial	futures and
     options contracts, short sales and
     foreign	currency-related transactions         	7,707,422      		396,826

    	Net increase in assets resulting from
     operations 	                                $ 12,572,921   $  5,231,305



STATEMENT OF CHANGES IN NET ASSETS

                                          TIFF Multi-   TIFF Int'l   TIFF Int'l
                                          Asset Fund    Equity Fund  Equity Fund
                                          for the       for the      for the
                                          period from   Year Ended   period from
                                          3/31/95* to   12/31/95     5/31/94*
                                          12/31/95                   to 12/31/95
Increase (decrease) in net assets from
operations:

Investment income, net              	   $  1,985,927 		$ 1,825,563 	$   373,852

Net realized gain (loss) from
 investments, short	sales, financial
 futures and options contracts	and
 foreign currency-related transactions     1,572,945		   		503,521 	 	 (654,908)
Net unrealized appreciation (depreciation)
 on	investments, financial futures and
 options	contracts, short sales and
 foreign	currency-related transactions    	4,854,842				10,329,048	  	 (607,472)

Net increase (decrease) in net assets
resulting from operations                 	8,413,714 			12,658,132 		  (888,528)

Distributions from:

Investment income, net                    	1,824,669 				1,823,997    		373,852

Amounts in excess of investment
 income, net                                      	- 	        			- 	    	46,147

Net realized gain on investments,
 financial futures and options
 contracts, short sales and foreign
	currency-related transactions	              267,895         				-          		-

Distributions required for excise
 tax purposes in	excess of net realized
 gain on investments, financial futures
 and options contracts, short	sales and
 foreign currency-related transactions	            - 				        - 	   	658,310

Total distributions	                       2,092,564 	 		1,823,997 	 	1,078,309

Capital share transactions, net:	         86,308,543 			55,278,876 		91,175,644

Total increase in net assets	             92,629,693				66,113,011 		89,208,807

Net assets


	   Beginning of period	                          10 			89,308,767 	   	 99,960

	   End of period                    	  $ 92,629,703	$ 155,421,778  $89,308,767

(Over)/undistributed net
 investment income		                    $   161,258		$     133,197		$         -

See Notes to Financial Statements
* Commencement of Operations

                            TIFF            TIFF        TIFF U.S.     TIFF U.S.
                           Emerging       Emerging     Equity Fund   Equity Fund
                           Markets        Markets        for the       for the
                           for the        for the      Year Ended    Period from
                           Year Ended     Period       12/31/95     5/32/94* to
                           12/31/95       from                      12/31/94
                                          5/31/94*
                                          to 12/31/95

Increase (decrease) in net
 assets from operations:

Investment income
 (loss), net            	$    (80,644)  	$    72,654 		$  1,390,715 		$  706,663

Net realized gain (loss)
 from investments, short
	sales, financial futures
 and options contracts,
	and foreign currency-
 related transactions	      (7,822,954)     		(32,998) 		10,560,653	     	54,454

Net unrealized appreciation
 (depreciation) on
 investments, financial
 futures and options
	contracts, short sales
 and foreign	currency-
 related transactions	        3,241,963		   (5,917,826)		12,901,867	     994,742
Net increase (decrease) in
 net assets resulting
 from operations	            (4,661,635)  		(5,878,170) 	24,853,235 	 	1,755,859

Distributions from:

Investment income, net               	- 	      	41,438  		1,568,391   	 	706,663

Amounts in excess of
 investment income, net          30,221            		-          		- 	    	31,843

Net realized gain on
 investments, financial
 futures and options
 contracts, short sales
 and foreign	currency-
 related transactions	                - 		           - 		  8,397,640 		   54,454

Distributions required
 for excise tax purposes
 in	excess of net realized
 gain on investments,
	financial futures and
 options contracts, short
	sales and foreign currency
 -related transactions	            3,005 		      297,222 	        	- 	  	857,680

    Total distributions	          33,226       		338,660  		9,966,031 	1,650,640

Capital share
 transactions, net:	          14,148,260    		56,249,037 		36,840,480 58,067,837

Total increase in net assets  	9,453,399    		50,032,207 		51,727,684	58,173,056

Net assets

   Beginning of period	       50,032,217            		10 		58,173,066      		 10

	  End of period 	          $ 59,485,616 		$ 50,032,217 $109,900,750 $58,173,066

(Over)/undistributed net
investment income	           $         - 		$     36,226	$  (163,255)		$        -


See Notes to Financial Statements
* Commencement of Operations

                            TIFF Bond    TIFF Bond    TIFF Short-   TIFF Short
                            Fund Year    Fund for     Term Fund     Term Fund
                            Ended        the Period   Ended         for the
                            12/31/95     from         12/31/95      Period from
                                         5/31/94*                   5/31/94*
                                         to 12/31/94                to 12/31/94


Increase (decrease) in net
 assets from operations

Investment income, net
	                          $ 4,865,499  		$ 1,796,149  $ 4,834,479  $   220,115

Net realized gain (loss)
 from investments, short
	sales, financial futures
 and options contracts,
	and foreign currency-
 related transactions	       3,522,563	     	(463,090)   		404,088	     	17,020

Net unrealized
 appreciation
 (depreciation) on
	investments, financial
 futures and options
	contracts, short sales
 and foreign	currency
 -related transactions	       4,184,859		  (1,015,633)    		(7,262)   		 (9,969)

Net increase in net
 assets resulting from
 operations	                  12,572,921 		    317,426 		 5,231,305 		  227,166

Distributions from:

Investment income, net        	4,956,518 	  	1,796,149 	 	4,863,987   		220,115

Amounts in excess of
 investment income, net          	39,178      		12,110 	    	15,940     		2,906

Net realized gain on
 investments, financial
 futures and options
 contracts, short sales
 and foreign	currency
 -related transactions	         3,085,563          		- 	   	398,719    		17,020

Distributions required for
 excise tax purposes in
	excess of net realized
 gain on investments,
	financial futures and
 options contracts, and
	foreign currency-related
 transactions	                          - 		          - 		     2,363 		   5,029

Total distributions             8,081,259    		1,808,259  	5,281,009  		245,070

Capital share
 transactions, net,              908,741    		81,162,076 	62,346,199 34,301,318

Total increase in net assets 	11,400,403    		79,671,243 	62,296,495 34,283,414

Net assets


	Beginning of period	         79,671,253      		    10     4,283,424          10
	End of period	              $91,071,656   $79,671,253 		$96,579,919 $34,283,424

(Over)/undistributed net
investment income	           $         -		 $    13,921 		$   (24,102) $        -


FINANCIAL HIGHLIGHTS

                                   TIFF Multi-     TIFF Int'l.    TIFF Int'l.
                                   Asset Fund      Equity Fund    Equity Fund
                                   for the         Fiscal Year   for the Period
                                   Period from     Ended         from 5/31/94*
For a share outstanding            3/31/95*
throughout the period              to 12/31/95


Net asset value, beginning
 of period                       	     $10.00          		$9.98        		$10.00

Income from investment operations

Investment income, net +	                0.26           		0.15          		0.05

Net realized and unrealized
 gain on investments,financial
 futures and options contracts,
 short sales, and foreign currency
 -related transactions                  	1.14           		0.83          		0.06
	   Total from investment operations	    1.40 	          	0.98          		0.11

Less distributions from:

Investment income, net                  	0.24           		0.14          		0.04

Amounts in excess of
 investment income, net                    	- 	             	- 	         	0.01

Net realized gain on investments,
 short sales, financial futures and
 options contracts and foreign
 currency-related transactions          	0.03	              	-	             	-

Amounts in excess of net gain on
 investments, options and financial
 futures contracts, and	foreign
 currency-related transactions             	- 		             - 	         	0.08
    Total distributions                 	0.27 	          	0.14          		0.13

Net asset value, end of period        	$11.13         		$10.82 	        	$9.98

Total return                           13.87%(b) 	      9.85%	 	     0.98%(b)(c)

Ratios/supplemental data

Net assets, end of period	       $ 92,629,703 	 	$155,421,778 	    $89,308,767

Ratio of expenses to average
 net assets                             	0.80%(a)      	1.05% 		       1.08%(a)

Ratio of expenses to average
 net assets before	expense
 waivers	                                0.80%	(a)     	1.05%		       1.27%	(a)

Ratio of net investment
 income to average net	assets           	4.00%	(a)     	1.48%		       0.95%	(a)

Portfolio turnover                     	97.35%	(b)    	32.91%      		14.71%	(b)

+  Net of waivers which amounted to:	         n/a		      n/a		           0.01

See Notes to Financial Statements
* Commencement of Operations
(a) Annualized
(b) Not Annualized
(c) Total Return would have been lower had certain expenses not been waived or reimbursed
n/a Not applicable



                         TIFF          TIFF           TIFF           TIFF
                       Emerging      Emerging         U.S.           U.S.
                     Markets Fund  Markets Fund    Equity Fund    Equity Fund
                     Fiscal Year  for the Period   Fiscal Year   for the Period
                       Ended      from 5/31/94*      Ended       from 5//31/94*
                      12/31/95     to 12/31/94      12/31/95      to 12/31/94

Net asset value,
 beginning of period      $9.24 	    	 $10.00 	     	 $10.02    		   $10.00

Income from investment
 operations
Investment income, net +     	- 		       0.01 		        0.20 		        0.15

Net realized and
 unrealized gain (loss)
 on short sales,
 investments, financial
 futures and options
 contracts,	and foreign
 currency-related
 transactions	           (0.79)		       (0.71)     		   3.37 		        0.19
	Total from investment
 operations	             (0.79)		       (0.70)		        3.57 		        0.34

Less distributions from:
 Investment income, net  (0.00) #	       0.01 		        0.22 		        0.15

Amounts in excess of
 net investment income	   0.00  # 	         -		           -		          0.00	#

Net realized gain on
 investments, short
 sales,	financial
 futures and options
 contracts, and
 foreign currency-
 related transactions	    -                	- 		         1.01 		       0.01

Amounts in excess of
 net gain on
 investments,
 financial futures
 and options contracts,
 short sales,	and
 foreign currency-related
 transactions             0.00 	#         0.05 		         - 		         0.16

Total distributions       0.00 	#	        0.06 		        1.23 		       0.32

Net asset value,
 end of period           $8.45 		        $9.24 		      $12.36 		     $10.02

Total return           (8.39%)		       (6.97%)(b)(c)    36.02%		     3.49%(b)(c)

Ratios/supplemental
 data

Net assets, end of
 period            $59,485,616 		  $50,032,217 	  $109,900,750 		$58,173,066

Ratio of expenses
 to average net
 assets                  2.35%		         1.83%	(a)	      0.93%		       0.85%	(a)

Ratio of expenses
 to average net
 assets before
 expense waivers         2.35%           2.25% (a)       0.93%         1.06% (a)

Ratio of net
 investment income
 to average net
 assets	                (0.15%)		        0.40%	 (a)	     1.67		        2.52%	(a)

Portfolio turnover     104.30%		        26.37%	 (b)	   109.89%		      44.59%	(b)

+  Net of waivers
 which amounted to:	       n/a		         0.01		            n/a        		0.01


                        TIFF           TIFF           TIFF         TIFF
                        Bond           Bond           Short-       Short-
                        Fund           Fund         Term Fund    Term Fund
                     Fiscal Year   for the Period   Fiscal Year  for the Period
                        Ended      from 5/31/94*       Ended     from 5/31/94*
                      12/31/95      to 12/31/94      12/31/95     to 12/31/94

Net asset value,
 beginning of period     $9.68          $10.00   		    $10.00	        $10.00

Income from investment
 operations
Investment income, net +  0.67 		         0.36 		        0.58 		        0.28

Net realized and
 unrealized gain (loss)
 on investments,
	financial futures and
 options contracts,
 short sales,	and
 foreign currency-
 related transactions	    1.01 		        (0.32)		        0.05 		        0.02
	Total from investment
 operations	              1.68 		         0.04 		        0.63 		        0.30

Less distributions from:
Investment income, net    0.66 		         0.36 		        0.58 		        0.28

Amounts in excess of
 investment income, net   0.01 		         0.00 	#	       0.00 	#	       0.00 	#

Net realized gain on
 investments, short
 sales, financial
 futures and options
 contracts and
 foreign currency-
 related transactions     0.36 		         0.00 		        0.04 		        0.01

Amounts in excess of
 net gain on investments,
 financial futures and
 options contracts, short
 sales,	and foreign
 currency-related
 transactions                - 		         0.00 		        0.00 	#	       0.01
   Total distributions    1.03 		         0.36 		        0.62 		        0.30

Net asset value,
 end of period          $10.33 		        $9.68 		      $10.01 		      $10.00

Total return            18.07%         		0.46%	(b)(c)	  6.43%	(c)	   3.10%(b)(c)

Ratios/supplemental
 data

Net assets, end
 of period        $ 91,071,656 		  $79,671,253  	$ 96,579,919 		 $34,283,424

Ratio of
 expenses to
 average net
 assets                  0.96%		         0.62%	(a)	     0.42		         0.40%	(a)

Ratio of expenses
 to average net
 assets before
	expense waivers         0.96%		        0.94%  (a)      0.54%		        1.72%	(a)

Ratio of net
 investment income
 to average net	assets   6.34%		        6.37%	(a)	      5.67%		        4.98%	(a)


Portfolio turnover     406.24%		      162.06%	(b)	        n/a		          n/a

+	Net of waivers
 which amounted to:	       n/a		        $0.02 		        $0.01		        $0.08


See Notes to the
 Financial Statements
(a) Annualized
(b) Not annualized
(c) Total return would have been lower had certain expenses not been waived or reimbursed
n/a Not applicable
#   Rounds to less than 0.01
*   Commencement of Operations


NOTES TO FINANCIAL STATEMENTS
December 31, 1995

1. Organization

TIFF Investment Program, Inc. ("TIP") was organized as a Maryland corporation on December 23, 1993 and is registered under the Investment Company Act of 1940, as amended, as an open-end, management investment company. TIP currently has six Funds. The six active Funds are: TIFF Multi-Asset Fund ("Multi-Asset"), TIFF International Equity Fund ("International Equity"), TIFF Emerging Markets Fund ("Emerging Markets"), TIFF U.S. Equity Fund ("U.S. Equity"), TIFF Bond Fund ("Bond"), and TIFF Short-Term Fund ("Short-Term"). The costs incurred by TIP in connection with the organization and initial registration of shares are being amortized on a straight-line basis over a sixty-month period. The unamortized balance of organizational expenses at December 31, 1995 was $69,551.

Investment Objectives

Fund	                            Investment Objective
Multi-Asset	            Provide a growing stream of current income and
                        appreciation of principal that at least offsets inflation.

International Equity	   Provide a growing stream of current income and
                        appreciation of principal that at least offsets inflation by investing in common stocks of companies domiciled in at least ten different countries.

Emerging Markets	       Provide appreciation of principal that at least offsets
                        inflation by investing in common stocks of companies
                        domiciled in emerging market countries.

U.S. Equity	            Provide a growing stream of current income and
                        appreciation of principal that at least offsets inflation by investing in common stocks of U.S. domiciled companies.

Bond	                   Provide:  (1) a hedge against deflation; and (2) a
                        high rate of current income, subject to restrictions designed to ensure liquidity and control exposure to interest rate and credit risk.

Short-Term             	Provide a high rate of current income, subject to
                        restrictions designed to control share price volatility.

2. Summary of Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reported period.
Actual results could differ from those estimates.

Securities

Securities transactions are recorded on a trade date basis. Interest income and expenses are recorded on an accrual basis. The Funds amortize discount or premium using the yield-to-maturity method on a daily basis. Dividend income is recorded on the ex-dividend date, except certain dividends from foreign securities which are recorded as soon as the Funds are notified. The Funds use the specific identification method for determining gain or loss on sales of securities.



Income Tax

There is no provision for Federal income or excise tax since each Fund has or will elect to be taxed as a regulated investment company ("RIC") and intends to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to RICs and to distribute all of its taxable income. Net realized losses attributable to security transactions after October 31 are treated as arising on the first day of a Fund's next fiscal year. The Funds may be subject to foreign taxes on income, gains on investments or currency repatriation. The Funds accrue such taxes as applicable. At December 31, 1995 the Emerging Markets Fund had a capital loss carry forward of $6,833,023 which may be available to offset future realized capital gains, if any. This amount will expire December 31, 2003.

The Funds hereby elect long-term capital gain dividends for the purpose of the dividend paid deduction for the period ended December 31, 1995 as follows:

                          Unaudited
        Fund	                                      Amount
Multi-Asset	              $                             -
International Equity	                             291,918
Emerging Markets	                                   1,559
U.S. Equity	                                    1,973,001
Bond 	                                            123,264
Short-Term	                                        11,865

Valuation

Securities traded on an exchange are valued at their last sales price on that exchange. Securities for which over-the-counter market quotations are available are valued at the latest bid price. Time deposits, repurchase agreements and reverse repurchase agreements are generally valued at their cost plus accrued interest. Securities purchased with sixty days or less to maturity are priced at amortized cost which approximates fair value.

Securities for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures established by TIP's Board of Directors. Such procedures use fundamental valuation methods which include, but are not limited to, the analysis of: the effect of any restrictions on the resale of the security, industry analysis and trends, significant changes in the issuers financial position, and any other event which could have a significant impact on the value of the security. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction.

At December 31, 1995, 26% of the investments in securities held by Multi-Asset were valued based on prices provided by the principal market maker. Such prices may differ from the value that would have been used had a broader market for the securities existed.

Expenses

Expenses directly attributed to each Fund are charged to that Fund's operations; expenses which are applicable to all Funds are allocated among them based on their respective average daily net assets. The adviser waived $25,534, and the administrator waived $14,448 for the Short Term-Fund during the twelve-month period ended December 31, 1995. The Short-Term Fund's Money Manager waived $67,007 in fees during the twelve-month period ended December 31, 1995.



Dividends to Shareholders

It is the policy of all Funds to declare dividends according to the following schedule:


Fund	                   Dividends from Net         Capital Gains Dividends
                        Investment Income
Multi-Asset	              Semi-annually	                   Annually
International Equity	     Semi-annually	                   Annually
Emerging Markets	             Annual	                      Annually
U.S. Equity	                Quarterly                      Annually
Bond	                         Daily                       	Annually
Short-Term	                   Daily	                       Annually


Dividends from net short-term capital gains and net long-term capital gains of each Fund, if any, are normally declared and paid annually, but each Fund may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. To the extent that a net realized capital gain can be reduced by a capital loss carryover, such gain will not be distributed.

The classification of income and capital gains distributions is determined in accordance with income tax regulations. Permanent book and tax differences relating to shareholder distributions will result in reclassifications to paid-in capital and may affect net investment income per share. Undistributed net investment income, accumulated net investment loss, or distributions in excess of net investment income may include temporary book and tax differences which will reverse in a subsequent period.

Currency Translation

Assets and liabilities denominated in foreign currencies and commitments under forward exchange currency contracts are translated into U.S. dollars at the mean of the quoted bid and asked prices of such currencies against the U.S. dollar. Purchases and sales of portfolio securities are translated at the rates of exchange prevailing when such securities were acquired or sold.

Income and withholding taxes are translated at exchange rates prevailing when accrued. Unrealized net currency gains and losses from valuing foreign currency-denominated assets and liabilities at period-end exchange rates are reflected as a component of net unrealized appreciation (depreciation).

The accounting records of the Funds are maintained in U.S. dollars. Net realized gains and losses on foreign currency-related transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions, the difference between the amount of net investment income accrued and the U.S. dollar amount actually received and the effects of changes in foreign currency exchange rates on investments in securities.



3. Investment Advisory Agreement and Money Manager Agreements

TIP's Board of Directors has approved investment management agreements with Foundation Advisers, Inc. ("FAI"). Each Fund pays FAI a maximum monthly fee calculated by applying the following annual basis point ("bp") rates to such Fund's average daily net assets for the month (100 bp equals 1.00%):

                        Multi-    Int'l    Emerging   U.S.		            Short-
Assets	                 Asset     Equity	  Market	    Equity	   Bond	   Term
On the first $500
 million	               20 bp      15 bp	   15 bp	     15 bp	   10 bp    3 bp
On the next $500
 million	               18 bp	     13 bp	   13 bp	     13 bp	    8 bp	   3 bp
On the next $500
 million	               15 bp	     11 bp	   11 bp	     11 bp	    6 bp	   2 bp
On the next $500
 million	               13 bp	      9 bp	    9 bp	      9 bp	    5 bp	   2 bp
On the next $500
 million	               11 bp	      7 bp	    7 bp	      7 bp	    4 bp	   1 bp
On the remainder
(<$2.5 billion)	         9 bp	      5 bp	    5 bp       5 bp	    3 bp	   1 bp

TIP's Board of Directors has approved Money Manager agreements with each of the Money Managers. Money Managers will receive annual management fees equal to a stated percentage of the value of Fund assets under management that is adjusted upwards or downwards, proportionately, to reflect actual investment performance over the applicable time period relative to a chosen benchmark rate of return. Certain Money Managers, however, will receive management fees equal to a flat percentage per annum of assets under management with a single rate or on a descending scale.

Appendix A to the Notes to the Financial Statements identifies Money Managers who provide services to the Funds and the minimum and maximum fee rate. Unless otherwise indicated, the management fee received by a Money Manager varies based on the Money Manager's investment performance.

Pursuant to its Administration Agreement, AMT Capital Services, two employees of which serve as officers of TIP, earn a fee for providing fund administration services to TIP according to the following schedule: 0.07% of the average daily net assets of TIP for the first $350 million, 0.05% for the next
$2.7 billion, 0.04% for the next $2.0 billion, and 0.03% for the average daily net assets over $5.0 billion under management. In addition, TIP has agreed to pay AMT Capital an incentive fee not to exceed 0.02% for reducing the expense ratio of one or more Funds of TIP below certain levels specified for each Fund.

4. Investment Transactions

Purchase cost and proceeds from sales of investment securities, other than short-term investments, for the period from January 1, 1995 to December 31, 1995 were as follows:

	             Purchases	        Purchase	          Sales             Sales
Fund	      U.S. Government	 Other Securities	 U.S. Government   Other Securities

Multi-
 Asset	    $ 20,284,960	    $ 109,416,113     $ 11,387,597	     $ 39,634,771
Inter-
 national
 Equity	              -	       91,847,908	               -	       35,751,868
Emerging
 Markets	             -	       63,071,258	               -	       50,316,698
 U.S.
 Equity	              -	       107,334,39	               -       	78,011,349
Bond	       209,914,691	       79,434,494	     205,518,913        66,268,346
Short-
 Term	    1,084,808,241     2,969,822,311   	1,085,457,447    	2,875,123,265




The components of net unrealized appreciation (depreciation) of investments based on Federal tax cost at December 31, 1995 for each Portfolio were as follows:

              			                         Net Appreciation   Cost for Federal
Fund	    Appreciation	     Depreciation	   (Depreciation)  	    Tax Purposes

Multi-
 Asset	  $ 6,607,371      	$ 1,868,492    	$ 4,738,879	      $ 100,799,833

Inter-
 national
 Equity	  16,046,343	        6,428,686	      9,617,657         155,143,024

Emerging
 Markets	  3,303,462 	       6,696,625     (3,393,163) 	        64,998,549

U.S.
 Equity	  15,948,101        	2,633,946	     13,314,155	        102,801,692

Bond      	2,991,678	          120,416	      2,871,262	        102,557,091

Short-
 Term	        41,650	           65,310	       (23,660)        	153,200,041

Forward Foreign Exchange Currency Contracts

The Funds enter into forward foreign exchange currency contracts in order to hedge exposure to changes in foreign currency exchange rates on foreign portfolio holdings. A forward exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Fluctuations in the value of forward foreign currency contracts are recorded for book purposes as unrealized gains or losses by the Funds. The U.S. dollar value of the contracts is determined using forward currency exchange rates supplied by an independent pricing service. Realized gains and losses on contracts are recognized on settlement date.

Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. The maximum potential loss from such contracts is the aggregate face value in U.S. dollars at the time the contract was opened; however, management of the Fund believes the likelihood of such loss is remote.

Appendix B to the Notes to the Financial Statements details each Fund's outstanding forward foreign exchange currency contracts at December 31, 1995.

Financial Futures Contracts

The Funds are engaged in trading financial futures contracts. The Funds are exposed to market risk as a result of changes in the value of the underlying financial instruments. Investments in financial futures require a Fund to "mark to market" on a daily basis, which reflects the change in the market value of the contract at the close of each day's trading. Accordingly, variation margin payments are made or received to reflect daily unrealized gains or losses. When the contracts are closed, the Fund recognizes a realized gain or loss. These investments require initial margin deposits which consist of cash or cash equivalents, equal to approximately 5-10% of the contract amount.

Each Fund may use futures contracts to manage its exposure to the stock and bond markets and to fluctuations in currency values. Futures contracts tend to increase or decrease the Fund's exposure to the underlying instrument or hedge other Fund investments. Losses may arise if there are changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparties do not perform under the contracts' terms.


At December 31, 1995, the Funds segregated investments in connection with their margin accounts with respect to their financial futures contracts in the following amounts:

                                        	Segregated
Fund	                                    Assets

Multi-Asset	                            $   269,715
International Equity	                     1,303,393
Emerging Markets	                                 -
U.S. Equity	                                273,750
Bond	                                        59,194
Short-Term	                                  39,464

Appendix C of the Notes to the Financial Statements details each Fund's open futures contracts at December 31, 1995.

Short Selling

Multi-Asset and U.S. Equity engage in short-selling which obligates the Funds to replace the security borrowed by purchasing it at the market price at the time of replacement. Until the security is replaced, a Fund is required to pay the lender any dividends declared. The Fund would realize a gain if the security declines in price between the date of the short sale and the date on which the Fund replaces the borrowed security. The Fund would incur a loss as a result of the short sale if the price of the security increases between those dates.

Options

When a Fund purchases an option, an amount equal to the premium paid by the Fund is included in the Fund's Statement of Assets and Liabilities as an investment and subsequently "marked-to-market" to reflect the current market value of the option purchased. The current market value of a purchased option is the last sale price on the market on which it is principally traded. If the purchased option expires, the Fund realizes a loss in the amount of the premium. If the Fund enters into a closing sale transaction, it realizes a gain or loss, depending on whether the proceeds from the sale are greater or less than the cost of the option.

If the Fund exercises a call option, the cost of the securities acquired by exercising the call is increased by the premium paid to buy the call. If the Fund exercises a put option, it realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are decreased by the premium originally paid. The risk associated with purchasing options is limited to the premium originally paid.

Each Fund may use options contracts to manage its exposure to the stock and bond markets and to fluctuations in interest rates and currency values. Options contracts tend to increase or decrease the Fund's exposure to the underlying instrument, or hedge other Fund investments.

5. Repurchase and Reverse Repurchase Agreements

Each Fund may enter into repurchase agreements under which a bank or securities firm that is a primary or reporting dealer in U.S. Government securities agrees, upon entering into a contract, to sell U.S. Government securities to a Fund and repurchase such securities from such Fund at a mutually agreed upon price and date.

Each Fund is also permitted to enter into reverse repurchase agreements under which a primary or reporting dealer in U.S. Government securities purchases U.S. Government securities from a Fund and such Fund agrees to repurchase the securities at an agreed upon price and date.

Each Fund will engage in repurchase and reverse repurchase transactions with parties selected on the basis of such party's creditworthiness. The collateral on repurchase agreements must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, such Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the counterparty to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

6. Capital Share Transactions

As of December 31, 1995, there were 3,000,000,000 shares of $0.001 par value capital stock authorized. Transactions in capital stock are listed in Appendix D to the Notes to the Financial Statements.

7.  Security Lending

The Funds receive securities issued or guaranteed by the U.S. Government or its agencies or cash as collateral against the loaned securities, in an amount at least equal to 100% of the current market value of the loaned securities. At December 31, 1995, all collateral received was cash and was subsequently invested in cash equivalents.

As of December 31, 1995, the value of the loaned securities outstanding and the related collateral was as follows:

                                        	Value of Loaned
	                                           Securities	          Collateral
Multi-Asset	                             $  11,480,085          $12,546,009
International Equity	                        8,253,398	          10,354,200
Emerging Markets	                            3,367,528	           3,554,200
U.S. Equity	                                 5,359,168	           5,638,025
Bond	                                          494,519	             501,600
Short Term                                          	-	                   -

8.  Delayed Delivery Transactions

The Funds may purchase or sell securities on a when-issued or forward commitment basis. Payment and delivery may take place a month or more after the date of the transaction. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The Funds identify securities as segregated in its custodial records with a value at least equal to the amount of the purchase commitment.

Bond enters into "TBA" (to be announced) purchase commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price has been established, the principal value has not been finalized. However, the amount of the commitment will not fluctuate more than 2.0% from the principal amount. TBA purchase commitments may be considered securities in themselves, and involve a risk of loss if the value of the security to be purchased declines prior to the settlement date, which risk is in addition to the risk of decline in the value of the Fund's other assets. Unsettled TBA purchase commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation" above. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts.

Although the Fund will generally enter into TBA purchase commitments with the intention of acquiring securities for its portfolio, the Fund may dispose of a commitment prior to settlement if the Fund's Money Manager deems it appropriate to do so.

Bond enters into TBA sale commitments to hedge its portfolio or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment (deliverable on or before the sale commitment date), are held as "cover" for the transaction.

Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under "Valuation" above. The contract is marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain and loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Fund realizes a gain or loss on the commitment without regard to any unrealized gain or loss on the underlying security. If the Fund delivers securities under the commitment, the Fund realizes a gain or loss from the sale of the securities upon the unit price established at the date the commitment was entered into.

9.  Credit Risk in the Emerging Markets

Emerging Markets' relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. While the Fund's investment in emerging markets debt is limited, the yields of these obligations reflect perceived credit risk. The consequences of political, social, or economic changes in these markets may have disruptive effects on the market prices of the Fund's investment and the income they generate, as well as the Fund's ability to repatriate such amounts.




                              	Appendix A

		                                             Minimum	              Maximum
	TIFF Multi-Asset Fund
	Bee & Associates	                               0.15	                 2.00
	Blairlogie Capital Management	                  0.60*	                0.95
	Lazard Freres Asset Management	                 0.50**	               0.50
	A. Gary Shilling & Co., Inc.	                   0.15	                 2.00
	TCW Funds Management, Inc.	                     0.50*	                0.75
	Wellington Management Company	                  0.35*	                0.45

	TIFF International Equity Fund
	Bee & Associates	                               0.15	                 2.00
	Blairlogie Capital Management	                  0.60*	                0.95
	Delaware International Advisers Ltd.	           0.30*	                0.50
	Harding, Loevner Management, L.P.	              0.10	                 1.50
	Marathon Asset Management Ltd.	                 0.15	                 1.60
	Mercury Asset Management	                       0.50**	               0.50

	TIFF Emerging Markets Fund
	BEA Associates	                                 0.60*	                0.95
	Blairlogie Capital Management	                  0.60*	                0.95
	Emerging Markets Management	                    1.00*	                1.25
	Genesis Asset Managers, Ltd.	                   0.60*	                1.10
	Lazard Freres Asset Management	                 0.50**	               0.50

	TIFF U.S. Equity Fund
	Aronson + Fogler Investment Management	         0.10	                 0.80
	Eagle Capital Management	                       0.00	                 2.00
	First Quadrant	                                 0.15	                 3.00
	Investment Research Company (Hi Cap)	           0.10	                 1.20
	Investment Research Company (Long/Short)	       0.10	                 2.00
	Jacobs Levy Equity Management	                  0.15	                 1.25
	Kayne, Anderson Investment Management, Inc.	    0.15	                 0.65
	Martingale Asset Management, L.P.	              0.05*	                0.10
	Palo Alto Investors	                            0.10	                 2.00
	Turner Investment Partners, Inc.	               0.15	                 1.50
	Westport Asset Management, Inc.	                0.15	                 2.00

	TIFF Bond Fund
	Atlantic Asset Management Partners, Inc.	       0.10	                 0.60
	Fischer Francis Trees & Watts, Inc.	            0.10	                 0.80
	Seix Investment Advisors, Inc.	                 0.10	                 0.80
	Smith Breeden Associates, Inc.	                 0.10	                 0.85

	TIFF Short-Term Fund
	Fischer Francis Tress & Watts, Inc.	            0.15*	                0.20
	Smith Breeden Associates, Inc.	                 0.05	                 0.75

	*	Money Manager receives a fee that does not include
performance component.

	**	Money Manager receives a straight asset-based fee
regardless of the amount of assets managed for TIP (i.e., there are neither "breakpoints" in the fee agreement nor a performance component).

                                Appendix B

          Forward Foreign Exchange Contracts as of December 31, 1995
                                                                 Unrealized
Contract                            Cost/      Current          Appreciation
Amount                            Proceeds      Value          (Depreciation)
              Multi-Asset Fund
              Buy Contracts
439,709       French Franc
               expiring 1/31/96    $  89,748     $ 90,023          $       275
              Sell Contracts
21,215,000    Austrian Schilling
               expiring 3/22/96    2,096,344    2,117,716             (21,372)
4,936,525     Hong Kong Dollar
               expiring 1/22/96      638,000      638,381                (381)
1,200,000,000 Italian Lira
               expiring 3/22/96      739,826      749,848             (10,022)
              Total                                           $       (31,500)

              International Equity
               Fund
              Buy Contracts
51,056        British Pound
               expiring 1/3/96     $  79,085     $ 79,218          $       133
179,049       Malaysian Ringgit
               expiring 1/4/96        70,547       70,508                 (39)
              Sell Contracts
20,981,675    Belgian Franc
               expiring 2/29/96      715,000      716,561              (1,561)
3,518,158     French Franc
               expiring 2/29/96      715,000      720,584              (5,584)
5,912,000     French Franc
               expiring 3/20/96    1,189,537    1,211,219             (21,682)
1,021,235     German Mark
               expiring 2/29/96      715,000      715,932                (932)
7,819,904     Hong Kong Dollar
               expiring 1/22/96    1,010,650    1,011,254                (604)
142,170,000   Japanese Yen
               expiring 1/4/96     1,500,000    1,378,864              121,136
178,795,752   Japanese Yen
               expiring 2/29/96    1,787,600    1,748,084               39,516
1,143,285     Netherlands Guilder
               expiring 2/29/96      715,000      716,964              (1,964)
2,061,120     Netherlands Guilder
               expiring 3/20/96    1,280,199    1,294,007             (13,808)
8,950,000     Swedish Krona
               expiring 3/20/96    1,332,838    1,342,460              (9,622)
               Total                                         $         104,989

              Emerging Markets Fund
              Buy Contracts
134,688       Malaysian Ringgit
               expiring 1/8/96     $  53,038    $  53,038    $               -
79,302        Malaysian Ringgit
               expiring 1/5/96        31,227       31,228                    1
              Sell Contracts
25,533,750    Hong Kong Dollar
               expiring 1/22/96    3,300,000    3,301,972              (1,972)
              Total                                          $         (1,971)

              Bond Fund
              Buy Contracts
5,600,000     Spanish Peseta
               expiring 1/29/96     $ 45,610    $  46,037    $             427
              Sell Contracts
287,488       Australian Dollar
               expiring 1/29/96      211,382      213,574              (2,192)
11,285,300    Belgian Franc
               expiring 1/29/96      379,884      384,828              (4,944)
234,724       Canadian Dollar
               expiring 1/29/96      171,942      172,016                 (74)
1,938,842     German Mark
               expiring 1/29/96    1,377,343    1,388,746             (11,403)
1,208,725     Danish Krone
               expiring 1/29/96      216,577      218,325              (1,748)
43,000,495    Spanish Peseta
               expiring 1/29/96      347,628      353,502              (5,874)
5,489,172     French Franc
               expiring 1/29/96    1,102,353    1,123,787             (21,434)
470,619       Great British Pound
               expiring 1/29/96      721,929      729,756              (7,827)
55,000,000    Italian Lira
               expiring 1/29/96       34,418       34,583                (165)
2,300,000     Japanese Yen
               expiring 1/29/96       22,525       22,391                  134
724,087       Netherlands Guilder
               expiring 1/29/96      447,346      453,301              (5,955)
2,100,000     Swedish Krona
               expiring 1/29/96      312,166      316,135              (3,969)
              Total                                        $          (65,024)
                                   Appendix C

                      Futures Contracts as of December 31, 1995

                                     Aggregate    Aggregate      Unrealized
                                     Face Value    Current      Appreciation
Contracts                              When Opened   Face Value  (Depreciation)
             Multi-Asset Fund

             Long Futures Contracts
       40    Mar '96  2 Year Note      $ 8,346,953   $ 8,388,125     $ 41,172
       25    Mar '96 Osaka Nikkei          695,009       717,054       22,045
       23    Mar '96 SFE Ord Dex           963,111       954,982      (8,129)
        2    Jan '96 Hang Seng Index       130,225       131,143          918
             Short Futures Contracts
        4    Mar '96 German Mark         (348,000)     (349,400)      (1,400)
       18    Mar '96 Japanese Yen      (2,262,150)   (2,198,925)       63,225
             Total                                                 $  117,831

             International Equity Fund
             Long Futures Contracts
      139    Mar '96 Japanese Yen
              CME                     $ 17,260,325  $ 16,980,588   $ (279,737)
       76    Mar '96 SIMEX Nikkei        7,049,516     7,316,473      266,957
             Total                                                 $  (12,780)

             U.S. Equity Fund
             Long Futures Contracts
       20    Mar '96 S&P 500          $  6,014,350  $  6,184,500   $  170,150
             Total                                                 $  170,150

             Bond Fund
             Long Futures Contracts
       10    Mar '96 5 Year Treasury
              Notes                   $  1,090,970  $  1,104,062   $   13,092
             Short Futures Contracts
       12    Mar '96 10 Yr Treasury
              Notes                    (1,334,282)   (1,375,125)     (40,843)
       35    Mar '96 5 Year Treasury
              Notes                    (3,831,016)   (3,864,218)     (33,202)
        5    Mar '96 Euro Dollars      (1,182,750)   (1,183,500)        (750)
        4    Sep '96 Euro Dollars        (945,900)     (949,900)      (4,000)
        4    Mar '97 Euro Dollars        (943,800)     (948,800)      (5,000)
        4    Sep '97 Euro Dollars        (941,900)     (946,400)      (4,500)
        4    Mar '98 Euro Dollars        (938,500)     (944,500)      (6,000)
       10    Jun '96 Euro Dollars      (2,357,150)   (2,371,550)     (14,400)
        3    Jun '97 Euro Dollars        (709,425)     (710,700)      (1,275)
        3    Dec '96 Euro Dollars        (710,250)     (711,750)      (1,500)
        3    Dec '97 Euro Dollars        (707,625)     (708,675)      (1,050)
             Total                                                 $ (99,428)






                                Appendix C (Continued)
                       Futures Contracts at December 31, 1995

                                      Aggregate       Aggregate     Unrealized
                                      Face Value       Current     Appreciation
Contracts                             When Opened     Face Value  (Depreciation)

             Short-Term Fund
             Long Futures Contracts
       37    Mar '96 Euro Dollars      $ 8,748,950   $ 8,757,900  $     8,950
       37    Sep '96 Euro Dollars        8,769,825     8,786,575       16,750
       25    Jun '97 Euro Dollars        5,916,944     5,922,500        5,556
             Short Futures Contracts
       74    Jun '96 Euro Dollars     (17,535,801)  (17,562,050)     (26,249)
       25    Jun '98 Euro Dollars      (5,895,106)   (5,897,500)      (2,394)
             Total                                                $     2,613



                                     Appendix D

                              Capital Share Transactions

                                    Period from 3/31/95*
                                         to 12/31/95
                                    Shares              Amount

Multi-Asset Fund
Shares Sold                       8,225,630        $   84,836,448
Shares Reinvested                   156,105             1,716,666
Exit/Entrance Fees                        -               368,847
   Subtotal                       8,381,734            86,921,961
Shares Redeemed                    (57,581)             (613,418)
Net Increase                      8,324,154        $   86,308,543
* Commencement of Operations
                                                         Period From 5/31/94*
                               Year Ended 12/31/95
                                   to 12/31/95
International Equity
 Fund                   Shares           Amount         Shares        Amount

Shares Sold             6,412,082   $ 64,757,197     8,847,879    $ 89,586,928
Shares Reinvested         144,840      1,544,842       103,473       1,031,628
Exit/Entrance Fees              -        442,854             -         676,991
   Subtotal             6,556,922     66,744,893     8,951,352      91,295,547
Shares Redeemed       (1,136,430)   (11,466,017)      (11,928)       (119,903)
Net Increase            5,420,492   $ 55,278,876     8,939,424    $ 91,175,644
* Commencement of Operations
                                                         Period From 5/31/94*
                               Year Ended 12/31/95
                                   to 12/31/94
Emerging Markets Fund   Shares           Amount         Shares        Amount
Shares Sold             1,865,202   $ 16,108,997     5,422,431    $ 55,824,172
Shares Reinvested           1,336         16,905        33,910         313,332
Exit/Entrance Fees              -        150,876             -         564,861
   Subtotal             1,866,538     16,276,778     5,456,341      56,702,365
Shares Redeemed         (244,472)    (2,128,518)      (42,720)       (453,328)
Net Increase            1,622,066   $ 14,148,260     5,413,621    $ 56,249,037
* Commencement of Operations
                                                         Period From 5/31/94*
                               Year Ended 12/31/95
                                   to 12/31/94
U.S. Equity Fund        Shares            Amount        Shares          Amount
Shares Sold             3,321,437   $ 38,880,399      7,086,212   $ 71,279,804
Shares Reinvested         680,636      8,414,015        144,196      1,457,573
Exit/Entrance Fees              -         87,663              -        199,369
   Subtotal             4,002,073     47,382,077      7,230,408     72,936,746
Shares Redeemed         (918,330)   (10,541,597)    (1,422,881)   (14,868,909)
Net Increase            3,083,743   $ 36,840,480      5,807,527  $  58,067,837
* Commencement of Operations





                              Appendix D (Continued)
                            Capital Share Transactions

                                                         Period From 5/31/94*
                       Year Ended 12/31/95                   to 12/31/94
Bond Fund              Shares           Amount          Shares         Amount
Shares Sold            8,398,526  $ 83,517,759       8,219,984    $ 81,065,201
Shares Reinvested        461,277     4,741,699          65,194         638,070
Exit/Entrance Fees             -             -               -               -
   Subtotal            8,859,803    88,259,458       8,285,178      81,703,271
Shares Redeemed      (8,277,360)  (81,350,717)        (54,774)       (541,195)
Net Increase             582,443   $ 6,908,741       8,230,404    $ 81,162,076
* Commencement of Operations
                                                         Period From 5/31/94*
                       Year Ended 12/31/95                   to 12/31/94
Short-Term Fund        Shares           Amount           Shares        Amount
Shares Sold            9,712,800   $97,319,382        3,559,046  $ 35,605,027
Shares Reinvested        491,240     4,949,767            9,582        95,921
Exit/Entrance Fees             -             -                -             -
   Subtotal           10,204,040   102,269,149        3,568,628    35,700,948
Shares Redeemed      (3,981,798)  (39,922,950)        (139,713)   (1,399,630)
Net Increase           6,222,242  $ 62,346,199        3,428,915  $ 34,301,318
* Commencement of Operations











 ADVISER                                   MONEY MANAGERS
 Foundation Advisers, Inc.
 P.O. Box 5165                             TIFF Multi-Asset Fund
 Charlottesville, VA  22905                Bee & Associates, Inc.
 phone (800) 984-0084                      A. Gary Shilling & Co., Inc.
 fax (804) 977-4479                        TCW Funds Management, Inc.
                                           Wellington Management Company

 CUSTODIAN                                 TIFF International Equity Fund
 FUND ACCOUNTING AGENT                     Bee & Associates, Inc.
 TRANSFER AGENT                            Delaware International Advisers, Ltd.
 DIVIDEND DISBURSING AGENT                 Harding, Loevner Management, L.P.
 Investors Bank & Trust Company            Marathon Asset Management, Ltd.
 P.O. Box 1537                             Warburg Investment Management
 Boston, MA  02205                         International, Ltd.
                                           May also include Money Managers
                                            listed under TIFF Emerging
                                            Markets Fund
 FUND ADMINISTRATOR
 AND DISTRIBUTOR                           TIFF Emerging Markets Fund
 AMT Capital Services, Inc.                BEA Associates
 600 Fifth Avenue, 26th Floor              Blairlogie Capital Management, Ltd.
 New York, NY  10020                       Emerging Markets Management
                                           Genesis Asset Managers, Ltd.
                                           Lazard Freres Asset Management
 LEGAL COUNSEL
 Dechert Price & Rhoads                    TIFF U.S. Equity Fund
 1500 K Street, N.W.                       Aronson + Fogler Investment
 Washington, DC 20005                       Management
                                           Eagle Capital Management
                                           First Quadrant
                                           Investment Research Company
 INDEPENDENT ACCOUNTANTS                   Jacobs Levy Equity Management
 Price Waterhouse LLP                      Kayne, Anderson Investment
 160 Federal Street                         Management, Inc.
 Boston, MA 02110                          Martingale Asset Management, L.P.
                                           Palo Alto Investors
                                           Turner Investment Partners, Inc.
                                           Westport Asset Management, Inc.

                                           TIFF Bond Fund
                                           Atlantic Asset Management
                                            Partners, Inc.
                                           Fischer Francis Trees & Watts, Inc.
                                           Seix Investment Advisors, Inc.
                                           Smith Breeden Associates, Inc.

                                           TIFF Short-Term Fund
                                           Fischer Francis Trees & Watts, Inc.
                                           Smith Breeden Associates, Inc.